UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2014
Date of reporting period: June 30, 2014

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q and Form N-MFP
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. In addition, Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds' Form N-Q and Davis Government Money Market Fund's Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds' website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 1, 2014

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview

Davis Opportunity Fund's Class A shares delivered a total return on net asset value of 9.13% for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Russell 3000® Index ("Index") returned 6.94%. The sectors1 within the Index that turned in the strongest performance over the Period were Utilities, Energy, and Health Care. The sectors within the Index that turned in the weakest (but still positive) performance over the Period were Consumer Discretionary, Industrials, and Telecommunication Services.

The Fund's Absolute Performance

Consumer Discretionary companies were the most important contributor2 to the Fund's absolute performance over the Period. Vipshop Holdings3, zulily, Coupons.com, and JD.com were among the most important contributors to performance. Amazon.com and TJX were among the most important detractors from performance. The Fund no longer owns zulily.

Financial companies were the second most important contributor to the Fund's absolute performance. Wells Fargo and Berkshire Hathaway were among the most important contributors to performance.

Health Care companies also made positive contributions to the Fund's absolute performance. Laboratory Corp. of America Holdings and UnitedHealth Group were among the most important contributors to performance.

Information Technology companies were the most important detractor from the Fund's absolute performance. ASAC (a limited partnership which holds shares of Activision) was among the most important contributors to performance. SouFun Holdings, SINA, Youku Tudou, Angie's List, Twitter, and SAP were among the most important detractors from performance. The Fund no longer owns SINA.

The Fund made favorable investments in IPOs, which had an impact on the Fund's absolute performance over the Period. The rapid appreciation of the IPOs was an unusual occurrence and such performance may not continue in the future.

The Fund had approximately 20% of its net assets invested in foreign companies at June 30, 2014. As a whole, those companies out-performed the domestic companies held by the Fund.

The Fund's Relative Performance

Consumer Discretionary companies were the most important contributor to the Fund's performance relative to the Index over the Period. The Fund's Consumer Discretionary companies out-performed the corresponding sector within the Index and had a higher average weighting.

Financial companies were another important contributor to the Fund's relative performance. The Fund's Financial companies out-performed the corresponding sector within the Index and had a lower average weighting.

Information Technology companies were the most important detractor from the Fund's relative performance. The Fund's Information Technology companies under-performed the corresponding sector within the Index and had a higher average weighting.

Energy companies were another important detractor from the Fund's relative performance. The Fund's Energy companies out-performed the corresponding sector within the Index. However, the Fund suffered from a lower average weighting than the Index.

Davis Opportunity Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Russell 3000® Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30,2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	29.92%	18.73%	7.64%	11.13%	12/01/94	0.96%	0.96%
Class A - with sales charge	23.75%	17.58%	7.11%	10.85%	12/01/94	0.96%	0.96%
Class B†, **	24.69%	17.39%	7.00%	11.68%	05/01/84	1.90%	1.90%
Class C**	27.87%	17.78%	6.80%	6.76%	08/15/97	1.74%	1.74%
Class Y	30.22%	19.04%	7.95%	7.58%	09/18/97	0.72%	0.72%
Russell 3000® Index***	25.22%	19.33%	8.23%	10.04%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.
The performance data for Davis Opportunity Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which had a material impact on the investment performance, adding approximately 3% to the Fund's total return in 2013. The rapid appreciation of the IPOs was an unusual occurrence and such performance may not continue in the future.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund's Class A shares delivered a return of 0.97% on net asset value for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Citigroup U.S. Treasury/Agency 1-3 Year Index ("Index") returned 0.40%. The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less.

Factors Impacting the Fund's Performance

The Fund's performance was enhanced1 by owning mortgage-backed securities, which performed better than the Index. Mortgage-backed securities out-performed both treasuries and agencies over the Period.

Davis Government Bond Fund's investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund's principal risks are: U.S. Government securities risk, repurchase agreement risk, variable current income risk, interest rate risk, inflation risk, extension and prepayment risk, credit risk, changes in debt rating risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    A contribution to or detraction from the Fund's performance is a product both of appreciation or depreciation and weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Citigroup U.S.
Treasury/Agency 1-3 Year Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	0.85%	1.12%	2.32%	3.67%	12/01/94	0.91%	0.91%
Class A - with sales charge	(3.94)%	0.14%	1.82%	3.41%	12/01/94	0.91%	0.91%
Class B†, **	(3.91)%	(0.18)%	1.76%	4.91%	05/01/84	1.80%	1.80%
Class C**	(0.99)%	0.27%	1.50%	2.29%	08/19/97	1.69%	1.69%
Class Y	1.44%	1.38%	2.50%	3.05%	09/01/98	0.50%	0.50%
Citigroup U.S. Treasury/Agency 1-3 Year Index***	0.75%	1.19%	2.69%	4.27%

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities' performance. Investments cannot be made directly in the Index.
The performance data for Davis Government Bond Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview

Davis Financial Fund's Class A shares delivered a total return on net asset value of 5.92% for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Standard & Poor's 500® Index ("Index") returned 7.14%.

The Fund's Absolute Performance

Banking companies were the most important contributor1 to the Fund's absolute performance over the Period. Wells Fargo2 was among the most important contributors to performance. State Bank of India was among the most important detractors from performance. The Fund no longer owns State Bank of India.

Insurance companies were the second most important contributor to the Fund's absolute performance. Markel, Alleghany, and American International Group were among the most important contributors to performance. Loews and Progressive were among the most important detractors from performance.

Diversified Financial companies also made positive contributions to the Fund's absolute performance. Cielo, Brookfield Asset Management, American Express, Bank of New York Mellon, and Moody's were among the most important contributors to performance. Julius Baer Group, Visa, Goldman Sachs Group, First Marblehead, and Ameriprise Financial were among the most important detractors from performance. The Fund no longer owns First Marblehead or Ameriprise Financial.

Another important contributor to the Fund's performance was Canadian Natural Resources. Other important detractors from the Fund's performance were Bed Bath & Beyond and Brookfield Property Partners. The Fund no longer owns Bed Bath & Beyond or Brookfield Property Partners.

The Fund had approximately 16% of its net assets invested in foreign companies at June 30, 2014. As a whole, those companies out-performed the domestic companies held by the Fund.

The Fund's Relative Performance

The Fund under-performed the Index over the Period. The Fund's Financial holdings out-performed the corresponding sector3 within the Index, but the Fund's relative performance was hindered by having a higher average weighting than the Index in the financial sector. The Fund also had a limited amount of assets invested in other sectors, which contributed to the Fund's performance relative to the Index.

The Fund's Banking, Insurance, and Diversified Financial holdings out-performed the corresponding industry groups within the Index.

Davis Financial Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
1    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
2    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.
3    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the Standard & Poor's 500®
Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	21.14%	16.17%	5.64%	12.04%	05/01/91	0.87%	0.87%
Class A - with sales charge	15.39%	15.04%	5.13%	11.80%	05/01/91	0.87%	0.87%
Class B†, **	15.82%	14.66%	4.92%	10.67%	12/27/94	1.93%	1.93%
Class C**	19.04%	15.12%	4.71%	5.75%	08/12/97	1.77%	1.77%
Class Y	21.37%	16.34%	5.79%	7.66%	03/10/97	0.71%	0.71%
S&P 500® Index***	24.61%	18.83%	7.78%	9.57%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The performance data for Davis Financial Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview

Davis Appreciation & Income Fund's Class A shares delivered a total return on net asset value of 7.45% for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Standard & Poor's 500® Index ("Index") returned 7.14%. The Fund's common and preferred stocks out-performed the Index, allowing the Fund to out-perform the Index despite holding fixed income investments. The sectors1 within the Index that turned in the strongest performance over the Period were Utilities, Energy, and Health Care. The sectors within the Index that turned in the weakest (but still positive) performance over the Period were Consumer Discretionary, Industrials, and Telecommunication Services.

Factors Impacting the Fund's Performance

The Fund's common and preferred stock holdings were the most important contributor2 to the Fund's performance over the Period, leading the Index. Energy and Material companies were the two most important contributors to the Fund's absolute performance. The Fund's Energy and Material companies both out-performed the corresponding sectors within the Index. The Fund's common stock holdings in Nabors Industries3, Allegheny Technologies, and Devon Energy were among the most important contributors to performance. The Fund's common stock holdings in Transocean and Freeport-McMoRan were among the most important detractors from performance.

Among the Fund's common and preferred stock holdings, Consumer Staple and Financial companies were the two most important detractors from the Fund's absolute performance. The Fund's Consumer Staple and Financial companies both under-performed the corresponding sectors within the Index. The Fund's common stock holdings in Whole Foods Market and Citigroup were among the most important detractors from performance. The Fund's common stock holding in Tyson Foods was among the most important contributors to performance.

The Fund's convertible and corporate bond holdings contributed to the Fund's performance, but under-performed the Index. Among the most important contributors to performance were convertible bond holdings in United Rentals and Intel. Among the most important detractors from performance were convertible bond holdings in Molycorp and United States Steel.

Other important contributors to the Fund's performance included common stock holdings in Universal Health Services, School Specialty, Waste Connections, and Quanta Services. Other important detractors from the Fund's performance included common stock holdings in Amazon.com, Kohl's, General Electric, and Masco.

Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, foreign country risk, depositary receipts risk, convertible securities risk, preferred stock risk, bonds and other debt securities risk, interest rate risk, extension and prepayment risk, credit risk, changes in debt rating risk, variable current income risk, overburdened issuers risk, priority risk, difficult to resell risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the Standard &
Poor's 500® Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	25.77%	15.96%	7.13%	9.04%	05/01/92	0.86%	0.86%
Class A - with sales charge	19.79%	14.84%	6.60%	8.80%	05/01/92	0.86%	0.86%
Class B†, **	20.52%	14.64%	6.47%	8.68%	02/03/95	1.87%	1.87%
Class C**	23.70%	15.02%	6.25%	5.41%	08/12/97	1.72%	1.72%
Class Y	25.95%	16.18%	7.37%	7.77%	11/13/96	0.74%	0.74%
S&P 500® Index***	24.61%	18.83%	7.78%	9.47%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Appreciation & Income Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview

Davis Real Estate Fund's Class A shares delivered a total return on net asset value of 15.51% for the six-month period ended June 30, 2014 (the "Period"). Over the Period, the Wilshire U.S. Real Estate Securities Index ("Index") returned 17.93%. Every sub-industry1 within the Index delivered positive returns. The sub-industries within the Index that turned in the strongest performance over the Period were Hotels, Resorts & Cruise Lines and Residential REITs. The sub-industries within the Index that turned in the weakest (but still positive) performance over the Period were Real Estate Operating Companies and Health Care REITs.

The Fund's Absolute Performance

Residential REITs were the most important contributor2 to the Fund's absolute performance over the Period. Essex Property Trust3, AvalonBay Communities, and American Campus Communities were among the most important contributors to performance. Campus Crest Communities was among the most important detractors from performance. The Fund no longer owns Campus Crest Communities.

Retail REITs were the second most important contributor to the Fund's absolute performance. Simon Property Group and Federal Realty Investment Trust were among the most important contributors to performance. CBL & Associates Properties and Washington Prime Group were among the most important detractors from performance. The Fund no longer owns CBL & Associates Properties.

Office REITs also made positive contributions to the Fund's absolute performance over the Period. Alexandria Real Estate Equities, Boston Properties, and Corporate Office Properties Trust were among the most important contributors to performance. SL Green Realty was among the most important detractors from performance. The Fund no longer owns SL Green Realty.

The Fund's Relative Performance

Real Estate Operating Companies were an important detractor from the Fund's performance relative to the Index over the Period. The Fund's Real Estate Operating Companies (consisting only of Forest City Enterprises) under-performed the corresponding sub-industry within the Index and had a higher average weighting during the Period.

Hotel & Resort REITs were also a detractor from the Fund's relative performance. The Fund's Hotel & Resort REITs out-performed the corresponding sub-industry within the Index and had a lower average weighting.

Office REITs were the most important contributor to the Fund's relative performance. The Fund's Office REITs out-performed the corresponding sub-industry within the Index and had a lower average weighting.

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund's principal risks are: stock market risk, manager risk, common stock risk, large- capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1    The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS SERIES, INC.	Management's Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
 over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	11.56%	19.74%	7.04%	9.92%	01/03/94	0.96%	0.96%
Class A - with sales charge	6.26%	18.58%	6.52%	9.66%	01/03/94	0.96%	0.96%
Class B†, **	6.37%	18.24%	6.38%	9.70%	12/27/94	2.05%	2.05%
Class C**	9.61%	18.73%	6.19%	6.94%	08/13/97	1.84%	1.84%
Class Y	11.84%	20.08%	7.39%	9.25%	11/08/96	0.75%	0.75%
S&P 500® Index***	24.61%	18.83%	7.78%	9.37%
Wilshire U.S. Real Estate Securities Index***	13.77%	24.07%	9.47%	10.77%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B shares are no longer offered for new purchases.
***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Stock Holdings)

			Fund	Russell 3000®
Common Stock (U.S.)	72.72%	Information Technology	24.87%	18.33%
Common Stock (Foreign)	19.51%	Retailing	12.95%	4.08%
Stock Warrants	0.75%	Health Care	12.28%	12.99%
Short-Term Investments	7.14%	Diversified Financials	8.82%	4.61%
Other Assets & Liabilities	(0.12)%	Media	6.99%	3.48%
	100.00%	Capital Goods	6.66%	8.20%
		Transportation	5.55%	2.28%
		Banks	4.34%	5.90%
		Materials	3.99%	3.93%
		Consumer Services	2.94%	2.16%
		Consumer Durables & Apparel	2.28%	1.51%
		Other	1.95%	14.05%
		Energy	1.84%	9.82%
		Insurance	1.80%	3.03%
		Food, Beverage & Tobacco	1.42%	4.53%
		Commercial & Professional Services	1.32%	1.10%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

Google Inc.*	Software & Services	5.95%
UnitedHealth Group Inc.	Heath Care Equipment & Services	4.52%
Liberty Global PLC, Series C	Media	4.40%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	4.25%
Vipshop Holdings Ltd., ADS	Retailing	3.30%
Laboratory Corp. of America Holdings	Heath Care Equipment & Services	2.98%
Wesco Aircraft Holdings, Inc.	Transportation	2.86%
Las Vegas Sands Corp.	Consumer Services	2.73%
PACCAR Inc.	Capital Goods	2.52%
Amazon.com, Inc.	Retailing	2.47%

*Google Inc. holding includes Class A and Class C.

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Fixed Income)

Fixed Income	94.62%	Collateralized Mortgage Obligations	67.45%
Short-Term Investments	5.29%	Fannie Mae Mortgage Pools	24.81%
Other Assets & Liabilities	0.09%	Freddie Mac Mortgage Pools	7.45%
	100.00%	Other Agencies	0.29%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund's 06/30/14 Net Assets)

Freddie Mac, 3.00%, 12/15/43	Collateralized Mortgage Obligations	5.20%
Fannie Mae, 3.00%, 08/25/42	Collateralized Mortgage Obligations	5.03%
Fannie Mae, 3.00%, 02/25/43	Collateralized Mortgage Obligations	4.90%
Fannie Mae, 2.50%, 11/01/22, Pool No. AQ4765	Fannie Mae Mortgage Pools	4.39%
Fannie Mae, 3.00%, 08/25/42	Collateralized Mortgage Obligations	4.08%
Fannie Mae, 3.65%, 01/01/18, Pool No. 467153	Fannie Mae Mortgage Pools	3.92%
Fannie Mae, 4.00%, 02/01/30, Pool No. MA0329	Fannie Mae Mortgage Pools	3.88%
Fannie Mae, 0.502%, 04/25/38	Collateralized Mortgage Obligations	3.54%
Fannie Mae, 2.50%, 10/01/27, Pool No. AP9869	Fannie Mae Mortgage Pools	3.01%
Freddie Mac, 3.00%, 10/15/26	Collateralized Mortgage Obligations	2.84%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2014 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Portfolio Holdings)

Repurchase Agreements	35.90%	0-30 Days	69.77%
Federal Home Loan Bank	24.76%	31-90 Days	9.86%
Federal Farm Credit Bank	17.03%	91-180 Days	11.43%
Freddie Mac	9.44%	181-397 Days	8.94%
Fannie Mae	5.92%		100.00%
Other Agencies	2.67%
Other Assets & Liabilities	4.28%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.69%	Diversified Financials	42.60%	5.02%
Common Stock (Foreign)	15.66%	Insurance	31.16%	2.86%
Short-Term Investments	2.01%	Banks	18.87%	6.00%
Other Assets & Liabilities	(0.36)%	Energy	4.41%	10.85%
	100.00%	Information Technology	2.96%	18.82%
		Health Care	–	13.30%
		Capital Goods	–	7.79%
		Food, Beverage & Tobacco	–	5.23%
		Retailing	–	4.03%
		Media	–	3.60%
		Other	–	22.50%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

American Express Co.	Consumer Finance	9.90%
Wells Fargo & Co.	Banks	9.88%
Bank of New York Mellon Corp.	Capital Markets	6.54%
Markel Corp.	Property & Casualty Insurance	6.44%
American International Group, Inc.	Multi-line Insurance	4.71%
Visa Inc., Class A	Diversified Financial Services	4.67%
Everest Re Group, Ltd.	Reinsurance	4.64%
JPMorgan Chase & Co.	Banks	4.41%
Brookfield Asset Management Inc., Class A	Capital Markets	4.38%
Julius Baer Group Ltd.	Capital Markets	4.36%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	65.56%	Materials	14.77%	3.50%
Common Stock (Foreign)	6.17%	Capital Goods	13.40%	7.79%
Convertible Bonds	21.39%	Energy	12.01%	10.85%
Convertible Preferred Stock	4.49%	Information Technology	10.70%	18.82%
Corporate Bonds (U.S.)	1.30%	Health Care	7.27%	13.30%
Corporate Bonds (Foreign)	0.33%	Banks	6.39%	6.00%
Short-Term Investments	0.22%	Retailing	6.21%	4.03%
Other Assets & Liabilities	0.54%	Real Estate	5.08%	2.24%
	100.00%	Utilities	4.27%	3.15%
		Commercial & Professional Services	3.55%	0.68%
		Media	3.16%	3.60%
		Diversified Financials	2.98%	5.02%
		Food & Staples Retailing	2.95%	2.26%
		Food, Beverage & Tobacco	2.54%	5.23%
		Consumer Services	2.50%	1.74%
		Other	2.22%	11.79%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	Semiconductors & Semiconductor Equipment	5.85%
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	Materials	4.81%
Devon Energy Corp.	Energy	4.59%
Allegheny Technologies, Inc.	Materials	4.33%
Universal Health Services, Inc., Class B	Health Care Equipment & Services	4.21%
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	Capital Goods	3.91%
Nabors Industries Ltd.	Energy	3.83%
Kohl's Corp.	Retailing	3.74%
Quanta Services, Inc.	Capital Goods	3.53%
Waste Connections, Inc.	Commercial & Professional Services	3.52%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	91.21%	Retail REITs	22.12%	24.26%
Convertible Bonds	0.70%	Office REITs	18.08%	15.58%
Short-Term Investments	7.87%	Residential REITs	17.43%	18.05%
Other Assets & Liabilities	0.22%	Specialized REITs	10.85%	6.61%
	100.00%	Industrial REITs	7.21%	5.20%
		Diversified REITs	6.19%	7.63%
		Real Estate Operating Companies	5.56%	0.62%
		Hotels & Resort REITs	4.93%	8.78%
		Diversified Real Estate Activities	2.88%	–
		Telecommunication Services	2.57%	–
		Health Care REITs	2.18%	12.87%
		Hotels, Resorts & Cruise Lines	–	0.40%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.32%
American Tower Corp.	Specialized REITs	4.94%
AvalonBay Communities, Inc.	Residential REITs	4.83%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	4.42%
Alexandria Real Estate Equities, Inc.	Office REITs	3.73%
Acadia Realty Trust	Retail REITs	3.15%
Essex Property Trust, Inc.	Residential REITs	3.08%
Post Properties, Inc.	Residential REITs	3.05%
Corporate Office Properties Trust	Office REITs	2.95%
General Growth Properties, Inc.	Retail REITs	2.94%

DAVIS SERIES, INC.	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2014.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/14)	(06/30/14)	(01/01/14-06/30/14)

Davis Opportunity Fund
Class A (annualized expense ratio 0.96%**)
Actual	$1,000.00	$1,091.27	$4.98
Hypothetical	$1,000.00	$1,020.03	$4.81
Class B (annualized expense ratio 1.90%**)
Actual	$1,000.00	$1,085.75	$9.83
Hypothetical	$1,000.00	$1,015.37	$9.49
Class C (annualized expense ratio 1.74%**)
Actual	$1,000.00	$1,086.75	$9.00
Hypothetical	$1,000.00	$1,016.17	$8.70
Class Y (annualized expense ratio 0.72%**)
Actual	$1,000.00	$1,092.48	$3.74
Hypothetical	$1,000.00	$1,021.22	$3.61

Davis Government Bond Fund
Class A (annualized expense ratio 0.91%**)
Actual	$1,000.00	$1,009.73	$4.53
Hypothetical	$1,000.00	$1,020.28	$4.56
Class B (annualized expense ratio 1.80%**)
Actual	$1,000.00	$1,006.47	$8.95
Hypothetical	$1,000.00	$1,015.87	$9.00
Class C (annualized expense ratio 1.69%**)
Actual	$1,000.00	$1,005.60	$8.40
Hypothetical	$1,000.00	$1,016.41	$8.45
Class Y (annualized expense ratio 0.50%**)
Actual	$1,000.00	$1,013.60	$2.50
Hypothetical	$1,000.00	$1,022.32	$2.51

Davis Government Money Market Fund
Class A, B, C, and Y (annualized expense ratio 0.03%**)
Actual	$1,000.00	$1,000.34	$0.15
Hypothetical	$1,000.00	$1,024.65	$0.15

Davis Financial Fund
Class A (annualized expense ratio 0.87%**)
Actual	$1,000.00	$1,059.18	$4.44
Hypothetical	$1,000.00	$1,020.48	$4.36
Class B (annualized expense ratio 1.93%**)
Actual	$1,000.00	$1,053.93	$9.83
Hypothetical	$1,000.00	$1,015.22	$9.64
Class C (annualized expense ratio 1.77%**)
Actual	$1,000.00	$1,054.75	$9.02
Hypothetical	$1,000.00	$1,016.02	$8.85
Class Y (annualized expense ratio 0.71%**)
Actual	$1,000.00	$1,060.23	$3.63
Hypothetical	$1,000.00	$1,021.27	$3.56

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/14)	(06/30/14)	(01/01/14-06/30/14)

Davis Appreciation & Income Fund
Class A (annualized expense ratio 0.86%**)
Actual	$1,000.00	$1,074.51	$4.42
Hypothetical	$1,000.00	$1,020.53	$4.31
Class B (annualized expense ratio 1.87%**)
Actual	$1,000.00	$1,069.01	$9.59
Hypothetical	$1,000.00	$1,015.52	$9.35
Class C (annualized expense ratio 1.72%**)
Actual	$1,000.00	$1,070.05	$8.83
Hypothetical	$1,000.00	$1,016.27	$8.60
Class Y (annualized expense ratio 0.74%**)
Actual	$1,000.00	$1,075.18	$3.81
Hypothetical	$1,000.00	$1,021.12	$3.71

Davis Real Estate Fund
Class A (annualized expense ratio 0.96%**)
Actual	$1,000.00	$1,155.11	$5.31
Hypothetical	$1,000.00	$1,020.03	$4.81
Class B (annualized expense ratio 2.05%**)
Actual	$1,000.00	$1,149.21	$10.92
Hypothetical	$1,000.00	$1,014.63	$10.24
Class C (annualized expense ratio 1.84%**)
Actual	$1,000.00	$1,150.18	$9.81
Hypothetical	$1,000.00	$1,015.67	$9.20
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$1,156.56	$4.01
Hypothetical	$1,000.00	$1,021.08	$3.76

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (92.23%)
CONSUMER DISCRETIONARY – (23.39%)
Consumer Durables & Apparel – (2.12%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	55,900	$5,865,466
Hunter Douglas N.V. (Netherlands)	72,060	3,453,512
NIKE, Inc., Class B	51,870	4,022,518
		13,341,496
Consumer Services – (2.73%)
Las Vegas Sands Corp.	225,480	17,186,086
Media – (6.50%)
Liberty Global PLC, Series C *	654,530	27,702,982
Time Warner Cable Inc.	42,780	6,301,494
Twenty-First Century Fox, Inc., Class B	201,750	6,904,894
		40,909,370
Retailing – (12.04%)
Amazon.com, Inc. *	47,920	15,563,697
Coupons.com Inc. *	238,000	6,261,780
JD.com Inc., Class A, ADR (China)*	225,800	6,437,558
Jumei International Holding Ltd., Class A, ADR (China)*	51,100	1,389,920
Lowe's Cos, Inc.	132,920	6,378,831
Netflix Inc. *	9,550	4,208,589
Priceline Group Inc. *	10,415	12,533,046
TJX Cos, Inc.	42,130	2,239,210
Vipshop Holdings Ltd., ADS (China)*	110,770	20,795,960
		75,808,591
	TOTAL CONSUMER DISCRETIONARY	147,245,543
CONSUMER STAPLES – (3.14%)
Food & Staples Retailing – (1.00%)
Brasil Pharma S.A. (Brazil)*	553,100	923,711
Sysco Corp.	143,100	5,359,095
		6,282,806
Food, Beverage & Tobacco – (1.32%)
Diageo PLC (United Kingdom)	74,971	2,394,178
Philip Morris International Inc.	30,800	2,596,748
Unilever N.V., NY Shares (Netherlands)	76,185	3,333,855
		8,324,781
Household & Personal Products – (0.82%)
Colgate-Palmolive Co.	75,950	5,178,271
	TOTAL CONSUMER STAPLES	19,785,858
ENERGY – (1.71%)
Schlumberger Ltd.	45,550	5,372,623
Ultra Petroleum Corp. *	181,670	5,393,782
	TOTAL ENERGY	10,766,405
FINANCIALS – (13.16%)
Banks – (3.28%)
U.S. Bancorp	152,760	6,617,563
Wells Fargo & Co.	267,460	14,057,698
		20,675,261

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (8.21%)
Capital Markets – (1.71%)
CETIP S.A. - Mercados Organizados (Brazil)	199,800	$2,843,951
Charles Schwab Corp.	293,020	7,891,029
		10,734,980
Diversified Financial Services – (6.50%)
Berkshire Hathaway Inc., Class B *	211,411	26,756,176
BM&FBOVESPA S.A. (Brazil)	1,161,400	6,092,159
Visa Inc., Class A	38,355	8,081,782
		40,930,117
		51,665,097
Insurance – (1.67%)
Property & Casualty Insurance – (1.67%)
Markel Corp. *	16,035	10,513,188
	TOTAL FINANCIALS	82,853,546
HEALTH CARE – (11.42%)
Health Care Equipment & Services – (10.21%)
Diagnosticos da America S.A. (Brazil)	149,770	951,017
Express Scripts Holding Co. *	47,300	3,279,073
IDEXX Laboratories, Inc. *	52,130	6,964,568
Laboratory Corp. of America Holdings *	183,000	18,739,200
Quest Diagnostics Inc.	53,030	3,112,331
UnitedHealth Group Inc.	348,100	28,457,175
WellPoint, Inc.	25,580	2,752,664
		64,256,028
Pharmaceuticals, Biotechnology & Life Sciences – (1.21%)
Agilent Technologies, Inc.	28,234	1,621,761
Valeant Pharmaceuticals International, Inc. (Canada)*	47,620	6,005,834
		7,627,595
	TOTAL HEALTH CARE	71,883,623
INDUSTRIALS – (12.57%)
Capital Goods – (6.19%)
PACCAR Inc.	253,040	15,897,238
Rockwell Automation, Inc.	34,500	4,318,020
Textron Inc.	376,230	14,405,847
TransDigm Group, Inc. *	26,030	4,353,778
		38,974,883
Commercial & Professional Services – (1.22%)
Experian PLC (United Kingdom)	455,602	7,703,606
Transportation – (5.16%)
FedEx Corp.	36,440	5,516,287
Kuehne & Nagel International AG (Switzerland)	67,166	8,937,289
Wesco Aircraft Holdings, Inc. *	902,650	18,016,894
		32,470,470
	TOTAL INDUSTRIALS	79,148,959
INFORMATION TECHNOLOGY – (23.13%)
Semiconductors & Semiconductor Equipment – (2.52%)
Altera Corp.	38,800	1,348,882

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Applied Materials, Inc.	116,400	$2,625,402
Intel Corp.	70,700	2,184,984
Texas Instruments Inc.	202,950	9,699,995
		15,859,263
Software & Services – (19.98%)
58.com Inc., Class A, ADR (China)*	22,050	1,192,023
Angie's List Inc. *	678,145	8,100,442
ASAC II L.P., Private Placement *(a)	6,900,000	10,226,490
Google Inc., Class A *	32,313	18,896,158
Google Inc., Class C *	32,313	18,594,354
GrubHub, Inc. *	146,220	5,177,650
International Business Machines Corp.	5,344	968,707
Microsoft Corp.	281,850	11,754,554
Oracle Corp.	142,500	5,775,525
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	140,520	12,933,461
Salesforce.com, Inc. *	62,350	3,621,288
SAP SE, ADR (Germany)	68,161	5,248,397
SouFun Holdings Ltd., Class A, ADR (China)	1,064,410	10,420,574
Twitter, Inc. *	80,540	3,299,724
Youku Tudou Inc., ADR (China)*	401,160	9,571,677
		125,781,024
Technology Hardware & Equipment – (0.63%)
Hewlett-Packard Co.	118,184	3,980,437
	TOTAL INFORMATION TECHNOLOGY	145,620,724
MATERIALS – (3.71%)
Air Products and Chemicals, Inc.	31,620	4,066,964
Lafarge S.A. (France)	72,800	6,320,033
Sherwin-Williams Co.	13,130	2,716,728
Sigma-Aldrich Corp.	101,080	10,257,599
	TOTAL MATERIALS	23,361,324
TOTAL COMMON STOCK – (Identified cost $427,629,694)		580,665,982
STOCK WARRANTS – (0.75%)
FINANCIALS – (0.75%)
Banks – (0.75%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	20,450	4,726,448
TOTAL STOCK WARRANTS – (Identified cost $1,764,508)		4,726,448
SHORT-TERM INVESTMENTS – (7.14%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $21,403,071 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $21,831,060)	$21,403,000	21,403,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2014 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS - CONTINUED
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $19,858,061 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 04/15/42-06/20/44, total market value $20,255,160)	$19,858,000	$19,858,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $3,723,016 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.997%-5.00%, 11/01/22-06/01/44, total market value $3,797,460)	3,723,000	3,723,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $44,984,000)		44,984,000
		Total Investments – (100.12%) – (Identified cost $474,378,202) – (b)	630,376,430
		Liabilities Less Other Assets – (0.12%)	(758,231)
		Net Assets – (100.00%)	$629,618,199

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $479,780,842. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$161,732,313
		Unrealized depreciation	(11,136,725)
		Net unrealized appreciation	$150,595,588

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2014 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (94.34%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (63.82%)
Fannie Mae, 4.00%, 01/25/19	$54,393	$54,555
Fannie Mae, 4.00%, 02/25/19	643,649	671,158
Fannie Mae, 4.00%, 07/25/23	451,207	460,223
Fannie Mae, 4.00%, 11/25/23	307,405	313,275
Fannie Mae, 4.50%, 06/25/29 (a)	1,330,067	1,392,806
Fannie Mae, 0.652%, 06/25/32 (a)	147,545	148,629
Fannie Mae, 3.50%, 09/25/36	268,469	272,471
Fannie Mae, 0.352%, 02/25/37 (a)	26,844	26,656
Fannie Mae, 0.402%, 03/25/37 (a)	396,089	395,342
Fannie Mae, 0.502%, 07/25/37 (a)	351,070	350,366
Fannie Mae, 0.502%, 04/25/38 (a)	3,362,500	3,345,230
Fannie Mae, 0.652%, 06/25/38 (a)	216,518	217,480
Fannie Mae, 3.00%, 08/25/42	3,718,627	3,858,977
Fannie Mae, 3.00%, 08/25/42	4,648,284	4,750,900
Fannie Mae, 3.00%, 10/25/42	2,572,638	2,629,225
Fannie Mae, 3.00%, 02/25/43	4,504,732	4,627,225
Fannie Mae Whole Loan, 5.31%, 08/25/33	87,193	87,820
Fannie Mae Whole Loan, 5.09%, 11/25/43	1,489,397	1,538,504
Fannie Mae Whole Loan, 6.2961%, 08/25/47 (a)	428,252	484,122
Freddie Mac, 3.50%, 01/15/18	36,732	36,966
Freddie Mac, 4.50%, 05/15/18	1,349,968	1,425,647
Freddie Mac, 1.50%, 07/15/18	305,459	306,854
Freddie Mac, 4.50%, 07/15/18	398,513	417,846
Freddie Mac, 4.00%, 10/15/18	1,346,088	1,402,453
Freddie Mac, 4.50%, 02/15/19	2,522,946	2,653,302
Freddie Mac, 4.50%, 09/15/23	336,258	343,559
Freddie Mac, 3.50%, 02/15/24	787,097	805,732
Freddie Mac, 3.50%, 07/15/24	394,281	401,453
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,129,441
Freddie Mac, 4.00%, 01/15/26	1,335,019	1,413,726
Freddie Mac, 3.00%, 10/15/26	2,582,872	2,686,282
Freddie Mac, 4.00%, 01/15/28	912,414	939,060
Freddie Mac, 4.50%, 04/15/32	414,011	420,675
Freddie Mac, 4.50%, 08/15/36	431,707	454,505
Freddie Mac, 4.00%, 03/15/37	1,610,385	1,690,886
Freddie Mac, 3.00%, 06/15/39	494,651	510,061
Freddie Mac, 2.50%, 09/15/40	578,244	589,042
Freddie Mac, 3.00%, 12/15/43	4,701,150	4,912,013
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	603,337	711,044
Ginnie Mae, 4.00%, 05/20/33	1,828,711	1,880,253
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,536,035
Ginnie Mae, 3.536%, 09/16/35	670,310	678,611
Ginnie Mae, 3.50%, 07/20/36	873,353	907,797
Ginnie Mae, 5.3754%, 12/16/36 (a)	45,789	46,462
Ginnie Mae, 0.4518%, 05/16/37 (a)	1,077,939	1,073,467
Ginnie Mae, 3.00%, 12/20/37	875,583	895,588

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2014 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 3.00%, 06/20/38	$926,869	$947,903
Ginnie Mae, 2.7166%, 02/16/44	2,473,571	2,485,263
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	60,326,890
FANNIE MAE POOLS – (23.47%)
4.96%, 01/01/15, Pool No. 725788	292,467	297,841
6.00%, 09/01/17, Pool No. 665776	469,357	505,398
3.65%, 01/01/18, Pool No. 467153	3,474,727	3,706,182
4.50%, 03/01/18, Pool No. AJ0354	465,529	485,553
3.50%, 01/01/21, Pool No. MA0629	1,108,060	1,188,111
2.50%, 11/01/22, Pool No. AQ4765	3,996,038	4,151,285
3.00%, 12/01/23, Pool No. MA1691	2,292,571	2,410,046
2.50%, 10/01/27, Pool No. AP9869	2,797,881	2,848,873
4.00%, 02/01/30, Pool No. MA0329	3,405,762	3,668,709
6.50%, 07/01/32, Pool No. 635069	95,271	105,729
2.029%, 01/01/36, Pool No. 848973 (b)	229,052	236,601
5.606%, 04/01/36, Pool No. 851605 (b)	269,556	284,237
6.00%, 09/01/37, Pool No. 888796	248,188	279,149
6.127%, 10/01/37, Pool No. AL1846 (b)	1,913,344	2,022,198
	TOTAL FANNIE MAE POOLS	22,189,912
FREDDIE MAC POOLS – (7.05%)
3.50%, 03/01/21, Pool No. J14793	907,813	966,331
2.50%, 05/01/23, Pool No. G14738	2,534,115	2,595,362
5.50%, 12/01/23, Pool No. G13339	951,728	1,013,466
4.00%, 05/01/24, Pool No. J09596	868,993	928,504
3.50%, 01/01/26, Pool No. G18373	423,107	449,323
2.483%, 12/01/34, Pool No. 1H1238 (b)	212,324	224,651
2.482%, 04/01/36, Pool No. 848422 (b)	458,129	482,656
	TOTAL FREDDIE MAC POOLS	6,660,293
TOTAL MORTGAGES – (Identified cost $88,495,496)		89,177,095
OTHER AGENCIES – (0.28%)
Housing Urban Development, 6.00%, 08/01/20	260,000	262,150
TOTAL OTHER AGENCIES – (Identified cost $260,000)		262,150
SHORT-TERM INVESTMENTS – (5.29%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $2,380,008 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $2,427,600)	2,380,000	2,380,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $2,208,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-7.50%, 12/15/25-06/20/44, total market value $2,252,160)	2,208,000	2,208,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2014 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $414,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.972%-4.50%, 01/01/23-06/01/44, total market value $422,280)	$414,000	$414,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,002,000)		5,002,000
		Total Investments – (99.91%) – (Identified cost $93,757,496) – (c)	94,441,245
		Other Assets Less Liabilities – (0.09%)	81,933
		Net Assets – (100.00%)	$94,523,178

(a)
The interest rates on floating rate securities, shown as of June 30, 2014, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of June 30, 2014, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $93,757,496. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$1,101,292
		Unrealized depreciation	(417,543)
		Net unrealized appreciation	$683,749

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2014 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (5.92%)
0.1323%, 09/11/14 (a)	$5,000,000	$5,000,308
0.625%, 10/30/14	3,976,000	3,982,124
1.15%, 11/18/14	1,000,000	1,004,006
0.163%, 01/20/15 (a)	4,000,000	4,001,600
0.50%, 05/27/15	2,872,000	2,881,179
TOTAL FANNIE MAE – (Identified cost $16,869,217)		16,869,217
FEDERAL FARM CREDIT BANK – (17.03%)
0.28%, 07/14/14 (a)	4,430,000	4,430,247
0.1333%, 07/23/14 (a)	3,000,000	3,000,078
0.122%, 07/25/14 (a)	6,000,000	6,000,108
0.161%, 08/27/14 (a)	3,000,000	3,000,261
3.00%, 09/22/14	1,144,000	1,151,359
0.18%, 10/23/14 (a)	5,500,000	5,501,191
0.113%, 10/29/14 (a)	3,500,000	3,500,103
4.48%, 11/20/14	3,000,000	3,049,886
0.1315%, 11/26/14 (a)	5,400,000	5,400,803
0.41%, 11/28/14 (a)	700,000	700,840
0.1395%, 01/28/15 (a)	4,470,000	4,471,337
0.24%, 03/04/15 (a)	1,500,000	1,501,437
0.178%, 03/20/15 (a)	1,400,000	1,400,770
0.1636%, 03/26/15 (a)	3,000,000	3,000,862
0.2104%, 04/06/15 (a)	1,450,000	1,451,064
0.1733%, 04/23/15 (a)	1,000,000	1,000,582
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $48,560,928)		48,560,928
FEDERAL HOME LOAN BANK – (24.76%)
Discount Note, 0.0766%, 09/22/14 (b)	900,000	899,824
0.19%, 07/18/14	5,000,000	5,000,102
0.103%, 07/21/14 (a)	5,000,000	5,000,000
1.25%, 07/29/14	3,000,000	3,002,514
0.132%, 08/15/14 (a)	2,265,000	2,265,061
0.083%, 08/22/14 (a)	5,000,000	4,999,831
0.125%, 08/22/14	5,000,000	4,999,594
0.109%, 09/18/14 (a)	5,000,000	5,000,000
0.18%, 10/01/14	5,000,000	5,000,221
0.13%, 11/03/14	5,025,000	5,024,804
0.131%, 12/09/14 (a)	5,000,000	5,000,000
2.75%, 12/12/14	1,000,000	1,011,863
0.46%, 01/14/15	4,000,000	4,005,996
0.09%, 02/23/15	4,000,000	3,999,427
0.112%, 04/16/15 (a)	4,000,000	4,000,318
0.125%, 04/21/15	3,000,000	2,999,589
0.125%, 06/08/15	2,500,000	2,499,482

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2014 (Unaudited)

	Principal	Value (Note 1)
FEDERAL HOME LOAN BANK – (CONTINUED)
2.875%, 06/12/15	$2,240,000	$2,298,101
5.50%, 06/12/15	600,000	630,386
0.731%, 06/18/15 (a)	1,650,000	1,659,212
0.4806%, 06/24/15 (a)	1,300,000	1,304,654
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $70,600,979)		70,600,979
FREDDIE MAC – (9.44%)
Strip, 0.1022%, 07/15/14 (b)	1,000,000	999,961
5.00%, 07/15/14	5,670,000	5,680,619
1.00%, 07/30/14	3,000,000	3,002,028
0.50%, 09/19/14	4,900,000	4,903,568
0.75%, 09/22/14	2,000,000	2,002,648
5.00%, 11/13/14	4,000,000	4,071,287
0.1509%, 12/05/14 (a)	2,250,000	2,250,490
0.35%, 03/18/15	4,000,000	4,006,221
TOTAL FREDDIE MAC – (Identified cost $26,916,822)		26,916,822
OTHER AGENCIES – (2.67%)
Private Export Funding Corp., 3.05%, 10/15/14	4,500,000	4,537,689
Private Export Funding Corp., 4.55%, 05/15/15	1,050,000	1,089,776
USAID - Israel, 0.2015%, 08/15/14 (Israel)(b)	2,000,000	1,999,502
TOTAL OTHER AGENCIES – (Identified cost $7,626,967)		7,626,967
REPURCHASE AGREEMENTS – (35.90%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $48,698,162 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $49,671,960)	48,698,000	48,698,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $45,182,138 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.49%-7.00%, 08/15/23-06/20/44, total market value $46,085,640)	45,182,000	45,182,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $8,472,035 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.90%, 12/01/17-06/01/44, total market value $8,641,440)	8,472,000	8,472,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $102,352,000)		102,352,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2014 (Unaudited)

Total Investments – (95.72%) – (Identified cost $272,926,913) – (c)	$272,926,913
Other Assets Less Liabilities – (4.28%)	12,199,751
Net Assets – (100.00%)	$285,126,664

(a)
The interest rates on floating rate securities, shown as of June 30, 2014, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $272,926,913.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2014 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.35%)
ENERGY – (4.33%)
Canadian Natural Resources Ltd. (Canada)	645,790	$29,648,219
	TOTAL ENERGY	29,648,219
FINANCIALS – (91.10%)
Banks – (18.56%)
ICICI Bank Ltd., ADR (India)	121,697	6,072,680
JPMorgan Chase & Co.	523,980	30,191,727
SKBHC Holdings LLC *(a)	1,916	9,367,215
U.S. Bancorp	316,171	13,696,528
Wells Fargo & Co.	1,286,419	67,614,183
		126,942,333
Diversified Financials – (41.89%)
Capital Markets – (21.35%)
Bank of New York Mellon Corp.	1,193,374	44,727,658
Brookfield Asset Management Inc., Class A (Canada)	680,090	29,937,562
Charles Schwab Corp.	755,198	20,337,482
Goldman Sachs Group, Inc.	126,992	21,263,541
Julius Baer Group Ltd. (Switzerland)	722,832	29,800,110
		146,066,353
Consumer Finance – (9.90%)
American Express Co.	713,782	67,716,498
Diversified Financial Services – (10.64%)
Berkshire Hathaway Inc., Class A *	74	14,052,637
Cielo S.A. (Brazil)	567,128	11,678,807
Moody's Corp.	172,100	15,086,286
Visa Inc., Class A	151,737	31,972,503
		72,790,233
		286,573,084
Insurance – (30.65%)
Insurance Brokers – (3.57%)
Marsh & McLennan Cos, Inc.	471,330	24,424,321
Multi-line Insurance – (6.78%)
American International Group, Inc.	589,800	32,191,284
Loews Corp.	321,945	14,168,800
		46,360,084
Property & Casualty Insurance – (11.83%)
ACE Ltd.	232,140	24,072,918
Markel Corp. *	67,186	44,049,829
Progressive Corp.	504,665	12,798,304
		80,921,051
Reinsurance – (8.47%)
Alleghany Corp. *	59,718	26,163,650
Everest Re Group, Ltd.	197,972	31,772,526
		57,936,176
		209,641,632
	TOTAL FINANCIALS	623,157,049

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2014 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.92%)
Software & Services – (2.92%)
	Google Inc., Class A *	17,200	$10,058,302
	Google Inc., Class C *	17,200	9,897,654
		TOTAL INFORMATION TECHNOLOGY	19,955,956
	TOTAL COMMON STOCK – (Identified cost $373,185,678)		672,761,224
SHORT-TERM INVESTMENTS – (2.01%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $6,538,022 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $6,668,760)	$6,538,000	6,538,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $6,067,019 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 11/15/22-06/20/44, total market value $6,188,340)	6,067,000	6,067,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $1,138,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 11/01/25-06/01/44, total market value $1,160,760)	1,138,000	1,138,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,743,000)		13,743,000
	Total Investments – (100.36%) – (Identified cost $386,928,678) – (b)		686,504,224
	Liabilities Less Other Assets – (0.36%)		(2,442,026)
		Net Assets – (100.00%)	$684,062,198

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $386,874,628. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$299,629,596
	Unrealized depreciation		–
		Net unrealized appreciation	$299,629,596

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (71.73%)
CONSUMER DISCRETIONARY – (11.47%)
Consumer Services – (2.48%)
School Specialty, Inc. *(a)	69,205	$8,027,780
Media – (3.14%)
Twenty-First Century Fox, Inc., Class A	288,656	10,147,701
Retailing – (5.85%)
Amazon.com, Inc. *	21,001	6,820,810
Kohl's Corp.	229,200	12,074,256
		18,895,066
	TOTAL CONSUMER DISCRETIONARY	37,070,547
CONSUMER STAPLES – (5.44%)
Food & Staples Retailing – (2.92%)
Whole Foods Market, Inc.	244,484	9,446,862
Food, Beverage & Tobacco – (2.52%)
Tyson Foods, Inc., Class A	217,000	8,146,180
	TOTAL CONSUMER STAPLES	17,593,042
ENERGY – (11.92%)
Devon Energy Corp.	187,020	14,849,388
Nabors Industries Ltd.	421,000	12,364,770
Transocean Ltd. (Switzerland)	251,131	11,308,429
	TOTAL ENERGY	38,522,587
FINANCIALS – (10.41%)
Banks – (6.34%)
Banks – (6.22%)
Bank of America Corp.	622,866	9,573,450
Citigroup Inc.	223,852	10,543,429
		20,116,879
Thrifts & Mortgage Finance – (0.12%)
ADFITECH, Inc. *	266,000	375,060
		20,491,939
Diversified Financials – (2.96%)
Consumer Finance – (2.96%)
American Express Co.	100,640	9,547,717
Real Estate – (1.11%)
Forest City Enterprises, Inc., Class A *	181,200	3,600,444
	TOTAL FINANCIALS	33,640,100
HEALTH CARE – (6.88%)
Health Care Equipment & Services – (4.21%)
Universal Health Services, Inc., Class B	142,060	13,603,666
Pharmaceuticals, Biotechnology & Life Sciences – (2.67%)
Valeant Pharmaceuticals International, Inc. (Canada)*	68,446	8,632,409
	TOTAL HEALTH CARE	22,236,075
INDUSTRIALS – (12.61%)
Capital Goods – (9.09%)
General Electric Co.	330,200	8,677,656
Masco Corp.	418,880	9,299,136
Quanta Services, Inc. *	329,490	11,393,764
		29,370,556

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (Continued)
INDUSTRIALS – (Continued)
Commercial & Professional Services – (3.52%)
Waste Connections, Inc.	234,670	$11,393,229
	TOTAL INDUSTRIALS	40,763,785
INFORMATION TECHNOLOGY – (4.77%)
Semiconductors & Semiconductor Equipment – (4.77%)
Fairchild Semiconductor International, Inc. *	448,897	7,000,549
International Rectifier Corp. *	301,490	8,411,571
	TOTAL INFORMATION TECHNOLOGY	15,412,120
MATERIALS – (6.27%)
Allegheny Technologies, Inc.	310,168	13,988,577
Freeport-McMoRan Inc.	172,232	6,286,468
	TOTAL MATERIALS	20,275,045
UTILITIES – (1.96%)
AES Corp.	406,466	6,320,546
	TOTAL UTILITIES	6,320,546
TOTAL COMMON STOCK – (Identified cost $194,300,654)		231,833,847
CONVERTIBLE PREFERRED STOCK – (4.49%)
INDUSTRIALS – (2.20%)
Transportation – (2.20%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	143,200	7,128,668
	TOTAL INDUSTRIALS	7,128,668
UTILITIES – (2.29%)
AES Trust III, 6.75%, Conv. Pfd.	141,417	7,389,038
	TOTAL UTILITIES	7,389,038
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $10,852,689)		14,517,706
CONVERTIBLE BONDS – (21.39%)
FINANCIALS – (3.24%)
Real Estate – (3.24%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 4.25%, 08/15/18	$9,230,000	10,464,513
	TOTAL FINANCIALS	10,464,513
INDUSTRIALS – (3.91%)
Capital Goods – (3.91%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	1,344,000	12,642,000
	TOTAL INDUSTRIALS	12,642,000
INFORMATION TECHNOLOGY – (5.85%)
Semiconductors & Semiconductor Equipment – (5.85%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	12,239,000	18,901,667
	TOTAL INFORMATION TECHNOLOGY	18,901,667
MATERIALS – (8.39%)
Molycorp, Inc., Conv. Sr. Notes, 3.25%, 06/15/16	7,235,000	5,390,075
Molycorp, Inc., Conv. Sr. Notes, 6.00%, 09/01/17	9,383,000	6,169,322

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2014 (Unaudited)

	Principal	Value (Note 1)
CONVERTIBLE BONDS – (CONTINUED)
MATERIALS – (CONTINUED)
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	$12,475,000	$15,554,766
	TOTAL MATERIALS	27,114,163
TOTAL CONVERTIBLE BONDS – (Identified cost $54,714,940)		69,122,343
CORPORATE BONDS – (1.63%)
CONSUMER DISCRETIONARY – (0.32%)
Retailing – (0.32%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	882,000	1,016,659
	TOTAL CONSUMER DISCRETIONARY	1,016,659
FINANCIALS – (0.69%)
Real Estate – (0.69%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	2,238,390
	TOTAL FINANCIALS	2,238,390
HEALTH CARE – (0.33%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.33%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (Canada)(c)	1,000,000	1,068,750
	TOTAL HEALTH CARE	1,068,750
INDUSTRIALS – (0.29%)
Capital Goods – (0.29%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	859,500	950,822
	TOTAL INDUSTRIALS	950,822
TOTAL CORPORATE BONDS – (Identified cost $12,663,890)		5,274,621
SHORT-TERM INVESTMENTS – (0.22%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $335,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $341,700)	335,000	335,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $311,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.50%, 10/15/22-04/20/43, total market value $317,220)	311,000	311,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $58,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.997%-4.50%, 11/01/25-06/01/44, total market value $59,160)	58,000	58,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $704,000)		704,000
Total Investments – (99.46%) – (Identified cost $273,236,173) – (d)		321,452,517
Other Assets Less Liabilities – (0.54%)		1,735,149
	Net Assets – (100.00%)	$323,187,666

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2014 (Unaudited)

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2014. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2014, amounts to $8,027,780. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2013	Gross Additions	Gross Reductions	Shares June 30, 2014	Dividend Income
School Specialty, Inc.	69,205	–	–	69,205	$–

(b)	This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. See Note 1 of the Notes to Financial Statements.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,068,750 or 0.33% of the Fund's net assets as of June 30, 2014.

(d)	Aggregate cost for federal income tax purposes is $273,236,173. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$79,520,875
Unrealized depreciation	(31,304,531)
Net unrealized appreciation	$48,216,344

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (91.21%)
FINANCIALS – (88.85%)
Real Estate – (88.85%)
Real Estate Investment Trusts (REITs) – (81.79%)
Diversified REITs – (5.69%)
Cousins Properties, Inc.	84,280	$1,049,286
Liberty Property Trust	167,710	6,361,240
Vornado Realty Trust	57,684	6,156,614
		13,567,140
Health Care REITs – (2.01%)
Ventas, Inc.	74,740	4,790,834
Hotel & Resort REITs – (4.53%)
Host Hotels & Resorts Inc.	301,440	6,634,694
LaSalle Hotel Properties	118,410	4,178,689
		10,813,383
Industrial REITs – (6.62%)
DCT Industrial Trust Inc.	740,200	6,077,042
EastGroup Properties, Inc.	79,020	5,075,455
First Industrial Realty Trust, Inc.	63,300	1,192,572
Terreno Realty Corp.	178,940	3,458,910
		15,803,979
Office REITs – (16.62%)
Alexandria Real Estate Equities, Inc.	114,503	8,890,013
BioMed Realty Trust, Inc.	148,810	3,248,522
Boston Properties, Inc.	56,710	6,701,988
Brandywine Realty Trust	267,900	4,179,240
CoreSite Realty Corp.	105,570	3,491,200
Corporate Office Properties Trust	253,038	7,036,986
DuPont Fabros Technology Inc.	136,130	3,670,065
Highwoods Properties, Inc.	58,000	2,433,100
		39,651,114
Residential REITs – (16.02%)
American Campus Communities, Inc.	140,450	5,370,808
AvalonBay Communities, Inc.	81,060	11,525,922
Education Realty Trust, Inc.	319,210	3,428,315
Equity Lifestyle Properties, Inc.	74,270	3,279,763
Essex Property Trust, Inc.	39,730	7,346,474
Post Properties, Inc.	136,140	7,278,045
		38,229,327
Retail REITs – (20.33%)
Acadia Realty Trust	267,470	7,513,232
DDR Corp.	222,030	3,914,389
Federal Realty Investment Trust	46,650	5,640,918
General Growth Properties, Inc.	297,280	7,003,917
Simon Property Group, Inc.	76,412	12,705,787
Tanger Factory Outlet Centers, Inc.	167,410	5,854,328
Taubman Centers, Inc.	68,070	5,160,387
Washington Prime Group Inc.	38,206	715,980
		48,508,938

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (9.97%)
American Tower Corp.	130,910	$11,779,282
CubeSmart	271,320	4,970,582
EPR Properties	55,330	3,091,287
Weyerhaeuser Co.	119,300	3,947,637
		23,788,788
		195,153,503
Real Estate Management & Development – (7.06%)
Diversified Real Estate Activities – (2.64%)
Alexander & Baldwin Inc.	152,310	6,313,249
Real Estate Operating Companies – (4.42%)
Forest City Enterprises, Inc., Class A *	530,510	10,541,234
		16,854,483
	TOTAL FINANCIALS	212,007,986
TELECOMMUNICATION SERVICES – (2.36%)
SBA Communications Corp., Class A *	55,190	5,646,765
	TOTAL TELECOMMUNICATION SERVICES	5,646,765
TOTAL COMMON STOCK – (Identified cost $196,705,490)		217,654,751
CONVERTIBLE BONDS – (0.70%)
FINANCIALS – (0.70%)
Real Estate – (0.70%)
Real Estate Management & Development – (0.70%)
Real Estate Operating Companies – (0.70%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$1,040,000	1,664,000
TOTAL CONVERTIBLE BONDS – (Identified cost $1,040,000)		1,664,000
SHORT-TERM INVESTMENTS – (7.87%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $8,937,030 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $9,115,740)	8,937,000	8,937,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $8,292,025 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.00%, 06/15/34-05/20/44, total market value $8,457,840)	8,292,000	8,292,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $1,555,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.90%, 12/01/17-06/01/44, total market value $1,586,100)	1,555,000	1,555,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $18,784,000)		18,784,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2014 (Unaudited)

Total Investments – (99.78%) – (Identified cost $216,529,490) – (a)	$238,102,751
Other Assets Less Liabilities – (0.22%)	514,578
Net Assets – (100.00%)	$238,617,329

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $216,663,593. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$22,614,024
Unrealized depreciation	(1,174,866)
Net unrealized appreciation	$21,439,158

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2014 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments):
Unaffiliated companies	$630,376,430	$94,441,245	$272,926,913	$686,504,224	$313,424,737	$238,102,751
Affiliated companies	–	–	–	–	8,027,780	–
Cash	1,930	1,712	1,176	93,540	1,770	1,086
Cash - foreign currencies**	1,569,295	–	–	–	–	–
Receivables:
Capital stock sold	1,840,367	109,717	17,865,758	382,277	448,020	252,595
Dividends and interest	427,065	258,790	306,255	197,382	755,839	913,080
Investment securities sold	–	–	–	–	1,388,557	–
Prepaid expenses	2,632	491	1,835	3,580	1,748	2,230
Due from Adviser	–	–	46,700	–	–	–
Total assets	634,217,719	94,811,955	291,148,637	687,181,003	324,048,451	239,271,742
LIABILITIES:
Payables:
Capital stock redeemed	1,006,842	143,869	5,847,003	2,383,983	495,111	356,715
Distributions payable	–	38,800	–	–	–	–
Investment securities purchased	2,856,218	–	–	–	–	–
Accrued distribution and service plan fees	241,289	25,563	–	210,585	123,453	86,848
Accrued investment advisory fee	297,057	25,000	124,663	327,936	152,205	114,656
Accrued transfer agent fees	153,366	41,025	35,977	156,665	64,624	78,398
Other accrued expenses	44,748	14,520	14,330	39,636	25,392	17,796
Total liabilities	4,599,520	288,777	6,021,973	3,118,805	860,785	654,413
NET ASSETS	$629,618,199	$94,523,178	$285,126,664	$684,062,198	$323,187,666	$238,617,329
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$176,379	$173,444	$2,851,267	$167,437	$87,330	$72,902
Additional paid-in capital	445,374,074	99,398,908	282,275,397	333,400,955	321,228,240	260,097,082
Undistributed net investment income (loss)	(1,563,647)	–	–	3,392,443	675,259	3,943,723
Accumulated net realized gains (losses) from investments and foreign currency transactions	29,641,453	(5,732,923)	–	47,523,666	(47,019,507)	(47,068,872)
Net unrealized appreciation on investments and foreign currency transactions	155,989,940	683,749	–	299,577,697	48,216,344	21,572,494
Net Assets	$629,618,199	$94,523,178	$285,126,664	$684,062,198	$323,187,666	$238,617,329

*Including:
Cost of unaffiliated companies	$474,378,202	$93,757,496	$272,926,913	$386,928,678	$258,497,989	$216,529,490
Cost of affiliated companies	–	–	–	–	14,738,184	–
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	102,352,000	–	–	–

**Cost of cash - foreign currencies	1,557,385	–	–	–	–	–

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2014 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$361,736,132	$55,248,740		$266,564,041	$538,009,985	$228,318,477	$187,985,441
Shares outstanding	9,985,028	10,160,741		266,564,041	12,957,927	6,172,890	5,748,328
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$36.23	$5.44		$1.00	$41.52	$36.99	$32.70
Maximum offering price per share (100/95.25 of net asset value)†	$38.04	$5.71	$	NA	$43.59	$38.83	$34.33

CLASS B SHARES:
Net assets	$5,365,129	$2,657,460		$7,507,927	$5,299,831	$5,978,681	$2,517,081
Shares outstanding	175,100	490,671		7,507,927	153,235	163,874	78,200
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$30.64	$5.42		$1.00	$34.59	$36.48	$32.19

CLASS C SHARES:
Net assets	$107,253,639	$11,580,923		$7,004,369	$74,014,844	$67,305,685	$25,750,633
Shares outstanding	3,318,201	2,128,502		7,004,369	2,065,797	1,815,295	789,060
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$32.32	$5.44		$1.00	$35.83	$37.08	$32.63

CLASS Y SHARES:
Net assets	$155,263,299	$25,036,055		$4,050,327	$66,737,538	$21,584,823	$22,364,174
Shares outstanding	4,159,530	4,564,452		4,050,327	1,566,752	580,905	674,644
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.33	$5.49		$1.00	$42.60	$37.16	$33.15

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2014 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$3,345,100	$–	$–	$5,728,431	$1,829,213	$3,092,313
Interest	11,456	1,025,235	153,809	8,457	1,292,080	109,636
Net securities lending fees	66,377	–	–	4,383	–	–
Total income	3,422,933	1,025,235	153,809	5,741,271	3,121,293	3,201,949

Expenses:
Investment advisory fees (Note 3)	1,544,123	144,583	724,318	1,790,636	848,557	628,931
Custodian fees	61,993	20,968	26,249	60,670	29,045	27,660
Transfer agent fees:
Class A	197,325	79,835	77,396	258,424	99,324	116,401
Class B	9,152	5,045	2,288	8,694	8,261	5,539
Class C	63,525	13,874	2,075	54,504	30,887	23,739
Class Y	61,904	4,024	1,063	30,395	11,610	10,379
Audit fees	11,700	9,660	11,700	18,120	12,300	16,020
Legal fees	6,323	1,097	3,103	7,376	3,507	2,594
Accounting fees (Note 3)	4,500	1,500	2,496	6,750	3,750	3,000
Reports to shareholders	33,000	8,101	9,500	32,500	17,500	17,000
Directors' fees and expenses	29,548	7,418	16,189	33,656	17,588	13,820
Registration and filing fees	32,250	24,195	26,250	33,500	26,750	29,855
Excise tax expense (Note 1)	–	–	4,056	–	–	–
Miscellaneous	10,916	7,629	5,552	13,782	11,740	8,402
Payments under distribution plan (Note 3):
Class A	371,303	44,840	–	403,278	153,243	162,024
Class B	31,288	15,240	–	26,656	33,764	13,867
Class C	510,963	61,815	–	347,595	322,629	124,395
Total expenses	2,979,813	449,824	912,235	3,126,536	1,630,455	1,203,626
Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	(861,902)	–	–	–
Net expenses	2,979,813	449,824	50,333	3,126,536	1,630,455	1,203,626
Net investment income	443,120	575,411	103,476	2,614,735	1,490,838	1,998,323

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	44,327,971	(376,445)	–	51,593,281	7,584,643	4,870,538
Foreign currency transactions	(2,827)	–	–	1,618	–	153
Net realized gain (loss)	44,325,144	(376,445)	–	51,594,899	7,584,643	4,870,691
Net change in unrealized appreciation (depreciation)	4,807,902	778,262	–	(16,272,407)	13,093,344	26,135,260
Net realized and unrealized gain on investments and foreign currency transactions	49,133,046	401,817	–	35,322,492	20,677,987	31,005,951
Net increase in net assets resulting from operations	$49,576,166	$977,228	$103,476	$37,937,227	$22,168,825	$33,004,274

*Net of foreign taxes withheld as follows	$112,306	$–	$–	$80,056	$–	$5,191

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2014 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$443,120	$575,411	$103,476	$2,614,735	$1,490,838	$1,998,323
Net realized gain (loss) from investments and foreign currency transactions	44,325,144	(376,445)	–	51,594,899	7,584,643	4,870,691
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,807,902	778,262	–	(16,272,407)	13,093,344	26,135,260
Net increase in net assets resulting from operations	49,576,166	977,228	103,476	37,937,227	22,168,825	33,004,274

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(339,670)	(96,869)	–	(691,867)	(649,655)
Class B	–	(2,697)	(2,808)	–	(4,888)	(2,838)
Class C	–	(23,827)	(2,530)	–	(71,750)	(35,758)
Class Y	–	(202,981)	(1,269)	–	(70,979)	(87,111)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	21,223,672	(3,264,056)	(47,903,237)	(30,368,785)	1,427,539	(9,959,789)
Class B	(2,383,636)	(765,991)	(1,063,595)	(715,784)	(2,381,510)	(916,438)
Class C	(1,358,526)	(2,449,233)	(822,577)	50,257	(1,674,238)	(1,947,127)
Class Y	39,760,463	(476,495)	510,764	3,588,458	(520,410)	(59,547)
Total increase (decrease) in net assets	106,818,139	(6,547,722)	(49,278,645)	10,491,373	18,180,722	19,346,011

NET ASSETS:
Beginning of period	522,800,060	101,070,900	334,405,309	673,570,825	305,006,944	219,271,318
End of period*	$629,618,199	$94,523,178	$285,126,664	$684,062,198	$323,187,666	$238,617,329

*Including undistributed net investment income (loss) of	$(1,563,647)	$–	$–	$3,392,443	$675,259	$3,943,723

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2013

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income (loss)	$904,382	$(607,884)	$99,611	$4,413,079	$3,862,255	$3,284,841
Net realized gain from investments and foreign currency transactions	48,307,104	9,676	–	7,635,138	29,771,897	41,424,315
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	103,132,818	(1,635,752)	–	149,367,771	49,020,285	(48,206,006)
Net increase (decrease) in net assets resulting from operations	152,344,304	(2,233,960)	99,611	161,415,988	82,654,437	(3,496,850)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(574,311)	(619,018)	(90,207)	(2,560,605)	(3,201,151)	(2,348,932)
Class B	–	–	(4,565)	–	(31,444)	(4,821)
Class C	–	(529)	(3,744)	–	(294,998)	(91,796)
Class Y	(392,143)	(297,472)	(1,095)	(355,648)	(286,492)	(313,948)

Realized gains from investment transactions:
Class A	–	–	–	(7,754,389)	–	–
Class B	–	–	–	(98,305)	–	–
Class C	–	–	–	(1,148,859)	–	–
Class Y	–	–	–	(780,634)	–	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(979,321)	(35,681,844)	77,510,737	(9,968,159)	(89,878,735)	(29,140,869)
Class B	(4,110,220)	(4,157,311)	(3,136,920)	(1,159,189)	(3,929,039)	(1,115,370)
Class C	(6,533,613)	(9,237,745)	(1,860,891)	4,610,280	(10,904,040)	(4,140,328)
Class Y	16,105,197	2,031,969	648,096	17,250,253	(5,909,432)	(1,793,208)
Total increase (decrease) in net assets	155,859,893	(50,195,910)	73,161,022	159,450,733	(31,780,894)	(42,446,122)

NET ASSETS:
Beginning of year	366,940,167	151,266,810	261,244,287	514,120,092	336,787,838	261,717,440
End of year*	$522,800,060	$101,070,900	$334,405,309	$673,570,825	$305,006,944	$219,271,318

*Including undistributed (overdistributed) net investment income of	$(2,006,767)	$(6,236)	$–	$777,708	$23,905	$2,720,762

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) ("Company"), is registered under the Investment Company Act of 1940 ("40 Act") as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively "Funds"):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds". The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2014, the value of defaulted securities amounted to $2,238,390 (cost: $9,921,191) or 0.69% of the Fund's net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares, and previously offered Class B shares for new purchases through April 30, 2013. Investors may continue to exchange Class B shares of the Funds with other Davis Funds. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold and Class B shares were sold at net asset value and both may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts. The Funds may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$147,245,543	$–	$–	$–	$29,042,767	$–
Consumer Staples	19,785,858	–	–	–	17,593,042	–
Energy	10,766,405	–	–	29,648,219	38,522,587	–
Financials	87,579,994	–	–	613,789,834	33,265,040	212,007,986
Health Care	71,883,623	–	–	–	22,236,075	–
Industrials	79,148,959	–	–	–	40,763,785	–
Information Technology	135,394,234	–	–	19,955,956	15,412,120	–
Materials	23,361,324	–	–	–	20,275,045	–
Telecommunication Services	–	–	–	–	–	5,646,765
Utilities	–	–	–	–	13,709,584	–
Total Level 1	575,165,940	–	–	663,394,009	230,820,045	217,654,751

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer Discretionary	–	–	–	–	8,027,780	–
Financials	–	–	–	–	375,060	–
Industrials	–	–	–	–	7,128,668	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	89,439,245	–	–	–	–
Short-term	–	–	170,574,913	–	–	–
Convertible debt securities	–	–	–	–	69,122,343	1,664,000
Corporate debt securities	–	–	–	–	5,274,621	–
Short-term securities	44,984,000	5,002,000	102,352,000	13,743,000	704,000	18,784,000
Total Level 2	44,984,000	94,441,245	272,926,913	13,743,000	90,632,472	20,448,000

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	9,367,215	–	–
Information Technology	10,226,490	–	–	–	–	–
Total Level 3	10,226,490	–	–	9,367,215	–	–
Total Investments	$630,376,430	$94,441,245	$272,926,913	$686,504,224	$321,452,517	$238,102,751

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2014.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2014:

	Davis Opportunity Fund	Davis Financial Fund
Investment Securities:
Beginning balance	$7,781,130	$8,175,480
Net change unrealized appreciation (depreciation)	2,445,360	1,191,735
Ending balance	$10,226,490	$9,367,215

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2014 and included in the change in net assets for the period	$2,445,360	$1,191,735

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Davis Opportunity Fund	Davis Financial Fund
Investments at Value:
Equity securities:
Fair value at June 30, 2014	$10,226,490	$9,367,215

Valuation technique	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Index-based value adjustment with liquidity discount
Unobservable input	Discount rate	Discount rate
Amount	13.10%	25%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in discount rate would result in a decrease in the fair value of the investment.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Government Money Market Fund incurred a 2013 excise tax liability of $4,056 during the six months ended June 30, 2014. The Adviser has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates. Capital losses with no expiration date will be carried forward to future years if not offset by gains. At December 31, 2013, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
			Davis
	Davis	Davis	Appreciation	Davis
	Opportunity	Government	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund
Expiring
12/31/2014	$–	$304,000	$–	$–
12/31/2015	–	136,000	–	–
12/31/2016	–	–	–	–
12/31/2017	11,235,000	355,000	23,269,000	51,805,000
12/31/2018	–	625,000	31,335,000	–

No Expiration
Short-term	–	2,386,000	–	–
Long-term	–	1,550,000	–	–
Total	$11,235,000	$5,356,000	$54,604,000	$51,805,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, partnership income, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2014 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$127,824,051	$24,165,956	$137,286,538	$14,790,704	$44,263,721
Proceeds from sales	96,357,093	19,667,769	160,291,033	16,700,651	65,557,620

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund is 0.30% of the average net assets. The annual rate for Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Waivers and Reimbursement of Expenses - The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund's expenses such that investment income will not be less than zero until May 1, 2015. During the six months ended June 30, 2014, such waivers and reimbursements amounted to $861,902.

The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund's net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10 percent of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund's future yield. As of June 30, 2014, reimbursed amounts eligible for recapture were as followed:

	Expiring	Expiring
	12/31/2016	12/31/2017
Amount eligible for recapture	$123,429	$137,584

The Adviser has not recaptured any previously reimbursed expenses during the six months ended June 30, 2014.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Funds' primary transfer agent. State Street Bank and Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2014 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Transfer agent fees paid to Adviser	$19,938	$4,563	$8,797	$33,342	$12,902	$16,488
Accounting fees paid to Adviser	4,500	1,500	2,496	6,750	3,750	3,000

Distribution Plan Fees - The Funds have adopted separate Distribution Plans ("12b-1 Plans") for Class A, Class B, and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC ("Distributor"), the Funds' Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold.

	Six months ended June 30, 2014 (Unaudited)
	Davis	Davis Government	Davis	Davis Appreciation	Davis Real
	Opportunity Fund	Bond Fund	Financial Fund	& Income Fund	Estate Fund
Distribution fees:
Class B	$23,570	$11,431	$20,065	$25,353	$10,399
Class C	383,222	46,361	260,696	241,972	93,296

Service fees:
Class A	371,303	44,840	403,278	153,243	162,024
Class B	7,718	3,809	6,591	8,411	3,468
Class C	127,741	15,454	86,899	80,657	31,099

The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Funds. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

As of May 1, 2013, Class B shares are no longer offered for new purchases. Class B shares of the Funds were sold and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares (other than Davis Government Money Market Fund) within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class B and Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2014 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Class A commissions retained by Distributor	$23,148	$411	$21,859	$10,746	$5,040
Class A commissions re-allowed to investment dealers	133,128	2,214	118,686	57,852	26,963
Total commissions earned on sales of Class A	$156,276	$2,625	$140,545	$68,598	$32,003

Commission advances by the Distributor on the sale of:
Class C	$49,159	$571	$51,707	$13,521	$3,515

CDSCs received by the Distributor from:
Class B	2,167	5,373	4,105	4,991	2,419
Class C	699	12	3,557	591	488

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2014, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.2 billion shares are designated to Davis Government Money Market Fund. As of May 1, 2013, Class B Shares are no longer offered for new purchases. Transactions in capital stock were as follows:

	Six months ended June 30, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	1,421,101	–	(809,464)	611,637
Class B	9,506	–	(90,578)	(81,072)
Class C	172,965	–	(218,431)	(45,466)
Class Y	1,496,303	–	(389,039)	1,107,264
Value: Class A	$49,223,700	$–	$(28,000,028)	$21,223,672
Class B	274,578	–	(2,658,214)	(2,383,636)
Class C	5,382,894	–	(6,741,420)	(1,358,526)
Class Y	53,585,625	–	(13,825,162)	39,760,463

Davis Government Bond Fund
Shares: Class A	346,566	59,983	(1,008,012)	(601,463)
Class B	25,093	409	(167,075)	(141,573)
Class C	81,698	3,748	(536,393)	(450,947)
Class Y	28,011	36,878	(151,913)	(87,024)
Value: Class A	$1,882,516	$326,040	$(5,472,612)	$(3,264,056)
Class B	135,844	2,212	(904,047)	(765,991)
Class C	443,779	20,390	(2,913,402)	(2,449,233)
Class Y	153,341	202,280	(832,116)	(476,495)

Davis Government Money Market Fund
Shares: Class A	155,050,099	92,670	(203,046,006)	(47,903,237)
Class B	342,721	2,549	(1,408,865)	(1,063,595)
Class C	1,067,767	2,373	(1,892,717)	(822,577)
Class Y	753,036	1,269	(243,541)	510,764
Value: Class A	$155,050,099	$92,670	$(203,046,006)	$(47,903,237)
Class B	342,721	2,549	(1,408,865)	(1,063,595)
Class C	1,067,767	2,373	(1,892,717)	(822,577)
Class Y	753,036	1,269	(243,541)	510,764

Davis Financial Fund
Shares: Class A	636,439	–	(1,415,183)	(778,744)
Class B	1,090	–	(23,055)	(21,965)
Class C	166,476	–	(166,164)	312
Class Y	237,486	–	(145,042)	92,444
Value: Class A	$24,727,226	$–	$(55,096,011)	$(30,368,785)
Class B	35,276	–	(751,060)	(715,784)
Class C	5,633,196	–	(5,582,939)	50,257
Class Y	9,397,893	–	(5,809,435)	3,588,458

Davis Appreciation & Income Fund
Shares: Class A	431,283	12,027	(403,865)	39,445
Class B	6,455	121	(75,201)	(68,625)
Class C	46,442	1,803	(95,587)	(47,342)
Class Y	50,723	1,803	(67,919)	(15,393)
Value: Class A	$15,205,567	$433,570	$(14,211,598)	$1,427,539
Class B	231,451	4,324	(2,617,285)	(2,381,510)
Class C	1,637,112	65,318	(3,376,668)	(1,674,238)
Class Y	1,815,950	65,294	(2,401,654)	(520,410)

Davis Real Estate Fund
Shares: Class A	162,610	17,521	(505,312)	(325,181)
Class B	63	87	(30,394)	(30,244)
Class C	22,326	1,114	(87,630)	(64,190)
Class Y	40,289	2,697	(44,365)	(1,379)
Value: Class A	$5,042,055	$540,701	$(15,542,545)	$(9,959,789)
Class B	1,780	2,663	(920,881)	(916,438)
Class C	689,219	34,385	(2,670,731)	(1,947,127)
Class Y	1,256,392	84,318	(1,400,257)	(59,547)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended December 31, 2013
	Sold		Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	2,057,843		16,427	(2,119,486)	(45,216)
Class B	16,160		–	(186,149)	(169,989)
Class C	284,375		–	(554,784)	(270,409)
Class Y	1,308,511		11,482	(807,196)	512,797
Value: Class A	$58,854,102		$528,790	$(60,362,213)	$(979,321)
Class B	385,362		–	(4,495,582)	(4,110,220)
Class C	7,449,896		–	(13,983,509)	(6,533,613)
Class Y	38,785,424		380,290	(23,060,517)	16,105,197

Davis Government Bond Fund
Shares: Class A	1,767,294		107,505	(8,382,235)	(6,507,436)
Class B	46,910		–	(808,120)	(761,210)
Class C	219,032		81	(1,904,205)	(1,685,092)
Class Y	708,997		53,603	(397,878)	364,722
Value: Class A	$9,701,887		$589,252	$(45,972,983)	$(35,681,844)
Class B	257,483		–	(4,414,794)	(4,157,311)
Class C	1,201,899		450	(10,440,094)	(9,237,745)
Class Y	3,933,463		295,765	(2,197,259)	2,031,969

Davis Government Money Market Fund
Shares: Class A	383,045,661	*	89,376	(305,624,300)	77,510,737
Class B	789,713		4,194	(3,930,827)	(3,136,920)
Class C	3,196,515		3,432	(5,060,838)	(1,860,891)
Class Y	1,985,466		1,092	(1,338,462)	648,096
Value: Class A	$383,045,661	*	$89,376	$(305,624,300)	$77,510,737
Class B	789,713		4,194	(3,930,827)	(3,136,920)
Class C	3,196,515		3,432	(5,060,838)	(1,860,891)
Class Y	1,985,466		1,092	(1,338,462)	648,096

Davis Financial Fund
Shares: Class A	2,506,434		180,798	(2,966,254)	(279,022)
Class B	17,434		2,906	(59,300)	(38,960)
Class C	414,610		33,452	(298,892)	149,170
Class Y	702,998		27,927	(271,656)	459,269
Value: Class A	$88,577,107		$6,897,456	$(105,442,722)	$(9,968,159)
Class B	491,278		92,873	(1,743,340)	(1,159,189)
Class C	12,686,790		1,106,587	(9,183,097)	4,610,280
Class Y	26,123,978		1,091,959	(9,965,684)	17,250,253

Davis Appreciation & Income Fund
Shares: Class A	1,326,305		87,043	(4,261,710)	(2,848,362)
Class B	19,956		915	(148,875)	(128,004)
Class C	97,647		8,725	(464,881)	(358,509)
Class Y	131,051		8,509	(339,236)	(199,676)
Value: Class A	$40,041,844		$2,689,327	$(132,609,906)	$(89,878,735)
Class B	587,426		27,714	(4,544,179)	(3,929,039)
Class C	3,021,785		270,683	(14,196,508)	(10,904,040)
Class Y	4,024,042		265,755	(10,199,229)	(5,909,432)

Davis Real Estate Fund
Shares: Class A	584,877		70,786	(1,642,863)	(987,200)
Class B	21,438		150	(60,371)	(38,783)
Class C	79,370		2,997	(224,139)	(141,772)
Class Y	94,308		10,266	(166,560)	(61,986)
Value: Class A	$17,469,088		$2,076,783	$(48,686,740)	$(29,140,869)
Class B	642,252		4,343	(1,761,965)	(1,115,370)
Class C	2,363,426		87,809	(6,591,563)	(4,140,328)
Class Y	2,851,859		305,022	(4,950,089)	(1,793,208)

* Includes shares from merger with Selected Daily Government Fund (Class S, 3,382,077 and Class D, 20,208,221).

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings during the six months ended June 30, 2014.

NOTE 6 - SECURITIES LOANED

Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2014, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $10,226,490 or 1.62% of the Fund's net assets as of June 30, 2014. The aggregate value of restricted securities in Davis Financial Fund amounted to $9,367,215 or 1.37% of the Fund's net assets as of June 30, 2014. Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2014
Davis Opportunity
Fund	ASAC II L.P., Private Placement	10/10/13	6,900,000	$1.00	$1.48
Davis Financial
Fund	SKBHC Holdings LLC	11/08/10	1,916	$4,888.79	$4,888.54

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2014[d]	$33.20	$0.04[e]	$2.99	$3.03
Year ended December 31, 2013	$23.42	$0.10[e]	$9.74	$9.84
Year ended December 31, 2012	$21.16	$0.19[e]	$2.39	$2.58
Year ended December 31, 2011	$22.57	$0.20[e]	$(1.02)	$(0.82)
Year ended December 31, 2010	$20.08	$0.24[e]	$2.54	$2.78
Year ended December 31, 2009	$13.92	$0.09[e]	$6.15	$6.24
Davis Opportunity Fund Class B:
Six months ended June 30, 2014[d]	$28.22	$(0.11)[e]	$2.53	$2.42
Year ended December 31, 2013	$20.05	$(0.14)[e]	$8.31	$8.17
Year ended December 31, 2012	$18.13	$(0.03)[e]	$2.03	$2.00
Year ended December 31, 2011	$19.34	$(0.01)[e]	$(0.88)	$(0.89)
Year ended December 31, 2010	$17.21	$0.05[e]	$2.17	$2.22
Year ended December 31, 2009	$12.00	$(0.05)[e]	$5.26	$5.21
Davis Opportunity Fund Class C:
Six months ended June 30, 2014[d]	$29.74	$(0.08)[e]	$2.66	$2.58
Year ended December 31, 2013	$21.10	$(0.11)[e]	$8.75	$8.64
Year ended December 31, 2012	$19.08	$0.01[e]	$2.14	$2.15
Year ended December 31, 2011	$20.34	$0.02[e]	$(0.92)	$(0.90)
Year ended December 31, 2010	$18.10	$0.07[e]	$2.29	$2.36
Year ended December 31, 2009	$12.60	$(0.03)[e]	$5.53	$5.50
Davis Opportunity Fund Class Y:
Six months ended June 30, 2014[d]	$34.17	$0.10[e]	$3.06	$3.16
Year ended December 31, 2013	$24.09	$0.17[e]	$10.04	$10.21
Year ended December 31, 2012	$21.77	$0.24[e]	$2.47	$2.71
Year ended December 31, 2011	$23.22	$0.27[e]	$(1.06)	$(0.79)
Year ended December 31, 2010	$20.65	$0.30[e]	$2.63	$2.93
Year ended December 31, 2009	$14.31	$0.15[e]	$6.33	$6.48
Davis Government Bond Fund Class A:
Six months ended June 30, 2014[d]	$5.42	$0.03[e]	$0.02	$0.05
Year ended December 31, 2013	$5.55	$(0.02)[e]	$(0.06)	$(0.08)
Year ended December 31, 2012	$5.60	$0.02[e]	$0.02	$0.04
Year ended December 31, 2011	$5.62	$0.13	$(0.02)	$0.11
Year ended December 31, 2010	$5.66	$0.15	$(0.04)	$0.11
Year ended December 31, 2009	$5.65	$0.18	$0.01	$0.19
Davis Government Bond Fund Class B:
Six months ended June 30, 2014[d]	$5.39	$0.01[e]	$0.02	$0.03
Year ended December 31, 2013	$5.53	$(0.07)[e]	$(0.07)	$(0.14)
Year ended December 31, 2012	$5.58	$(0.03)[e]	$0.02	$(0.01)
Year ended December 31, 2011	$5.60	$0.08	$(0.02)	$0.06
Year ended December 31, 2010	$5.65	$0.10	$(0.05)	$0.05
Year ended December 31, 2009	$5.64	$0.13	$0.01	$0.14

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$36.23	9.13%	$361,736	0.96%[f]	0.96%[f]	0.26%[f]	18%
$(0.06)	$–	$–	$(0.06)	$33.20	42.03%[g]	$311,241	0.98%	0.98%	0.34%	47%
$(0.32)	$–	$–	$(0.32)	$23.42	12.18%	$220,539	1.02%	1.02%	0.83%	19%
$(0.59)	$–	$–	$(0.59)	$21.16	(3.63)%	$235,743	1.02%	1.02%	0.90%	53%
$(0.29)	$–	$–	$(0.29)	$22.57	13.92%[g]	$296,880	1.05%	1.05%	1.18%	24%
$(0.08)	$–	$–	$(0.08)	$20.08	44.81%	$319,877	1.17%	1.17%	0.56%	24%

$–	$–	$–	$–	$30.64	8.58%	$5,365	1.90%[f]	1.90%[f]	(0.68)%[f]	18%
$–	$–	$–	$–	$28.22	40.75%[g]	$7,228	1.95%	1.95%	(0.63)%	47%
$(0.08)	$–	$–	$(0.08)	$20.05	11.03%	$8,546	2.01%	2.01%	(0.16)%	19%
$(0.32)	$–	$–	$(0.32)	$18.13	(4.61)%	$12,228	1.98%	1.98%	(0.06)%	53%
$(0.09)	$–	$–	$(0.09)	$19.34	12.91%[g]	$19,593	1.99%	1.99%	0.24%	24%
$–	$–	$–	$–	$17.21	43.42%	$23,525	2.11%	2.11%	(0.38)%	24%

$–	$–	$–	$–	$32.32	8.68%	$107,254	1.74%[f]	1.74%[f]	(0.52)%[f]	18%
$–	$–	$–	$–	$29.74	40.95%[g]	$100,034	1.78%	1.78%	(0.46)%	47%
$(0.13)	$–	$–	$(0.13)	$21.10	11.23%	$76,682	1.82%	1.82%	0.03%	19%
$(0.36)	$–	$–	$(0.36)	$19.08	(4.40)%	$87,674	1.82%	1.82%	0.10%	53%
$(0.12)	$–	$–	$(0.12)	$20.34	13.06%[g]	$116,235	1.84%	1.84%	0.39%	24%
$–	$–	$–	$–	$18.10	43.65%	$131,972	1.96%	1.96%	(0.23)%	24%

$–	$–	$–	$–	$37.33	9.25%	$155,263	0.72%[f]	0.72%[f]	0.50%[f]	18%
$(0.13)	$–	$–	$(0.13)	$34.17	42.40%[g]	$104,297	0.74%	0.74%	0.58%	47%
$(0.39)	$–	$–	$(0.39)	$24.09	12.40%	$61,172	0.77%	0.77%	1.08%	19%
$(0.66)	$–	$–	$(0.66)	$21.77	(3.38)%	$171,853	0.77%	0.77%	1.15%	53%
$(0.36)	$–	$–	$(0.36)	$23.22	14.31%[g]	$183,554	0.75%	0.75%	1.48%	24%
$(0.14)	$–	$–	$(0.14)	$20.65	45.31%	$78,231	0.81%	0.81%	0.92%	24%

$(0.03)	$–	$–	$(0.03)	$5.44	0.97%	$55,249	0.91%[f]	0.91%[f]	1.22%[f]	22%
$(0.05)	$–	$–	$(0.05)	$5.42	(1.52)%	$58,280	0.81%	0.81%	(0.41)%	26%
$(0.09)	$–	$–	$(0.09)	$5.55	0.67%	$95,888	0.70%	0.70%	0.27%	28%
$(0.13)	$–	$–	$(0.13)	$5.60	2.01%	$108,955	0.74%	0.74%	1.49%	27%
$(0.15)	$–	$–	$(0.15)	$5.62	1.95%	$112,118	0.75%	0.75%	2.00%	33%
$(0.18)	$–	$–	$(0.18)	$5.66	3.37%	$100,617	0.72%	0.72%	2.78%	48%

$–[h]	$–	$–	$–[h]	$5.42	0.65%	$2,657	1.80%[f]	1.80%[f]	0.33%[f]	22%
$–	$–	$–	$–	$5.39	(2.53)%	$3,409	1.72%	1.72%	(1.32)%	26%
$(0.04)	$–	$–	$(0.04)	$5.53	(0.20)%	$7,707	1.63%	1.63%	(0.66)%	28%
$(0.08)	$–	$–	$(0.08)	$5.58	1.09%	$10,970	1.66%	1.66%	0.57%	27%
$(0.10)	$–	$–	$(0.10)	$5.60	0.84%	$14,021	1.65%	1.65%	1.10%	33%
$(0.13)	$–	$–	$(0.13)	$5.65	2.42%	$16,322	1.65%	1.65%	1.85%	48%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended June 30, 2014[d]	$5.42	$0.01[e]	$0.02	$0.03
Year ended December 31, 2013	$5.55	$(0.07)[e]	$(0.06)	$(0.13)
Year ended December 31, 2012	$5.60	$(0.03)[e]	$0.02	$(0.01)
Year ended December 31, 2011	$5.62	$0.08	$(0.02)	$0.06
Year ended December 31, 2010	$5.66	$0.10	$(0.04)	$0.06
Year ended December 31, 2009	$5.65	$0.13	$0.01	$0.14
Davis Government Bond Fund Class Y:
Six months ended June 30, 2014[d]	$5.46	$0.04[e]	$0.03	$0.07
Year ended December 31, 2013	$5.60	$–[e,h]	$(0.07)	$(0.07)
Year ended December 31, 2012	$5.64	$0.03[e]	$0.03	$0.06
Year ended December 31, 2011	$5.66	$0.14	$(0.02)	$0.12
Year ended December 31, 2010	$5.70	$0.16	$(0.04)	$0.12
Year ended December 31, 2009	$5.69	$0.18	$0.01	$0.19
Davis Government Money Market Fund Class A, B, C, and Y:
Six months ended June 30, 2014[d]	$1.000	$– [i]	$–	$– [i]
Year ended December 31, 2013	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2012	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2011	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2010	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Davis Financial Fund Class A:
Six months ended June 30, 2014[d]	$39.20	$0.17[e]	$2.15	$2.32
Year ended December 31, 2013	$30.41	$0.29[e]	$9.26	$9.55
Year ended December 31, 2012	$26.36	$0.28[e]	$4.51	$4.79
Year ended December 31, 2011	$31.76	$0.27[e]	$(3.17)	$(2.90)
Year ended December 31, 2010	$28.76	$0.23[e]	$3.00	$3.23
Year ended December 31, 2009	$19.72	$0.12[e]	$8.96	$9.08
Davis Financial Fund Class B:
Six months ended June 30, 2014[d]	$32.82	$(0.02)[e]	$1.79	$1.77
Year ended December 31, 2013	$25.70	$(0.08)[e]	$7.77	$7.69
Year ended December 31, 2012	$22.35	$(0.05)[e]	$3.81	$3.76
Year ended December 31, 2011	$27.27	$(0.06)[e]	$(2.72)	$(2.78)
Year ended December 31, 2010	$24.79	$(0.08)[e]	$2.56	$2.48
Year ended December 31, 2009	$17.17	$(0.11)[e]	$7.73	$7.62
Davis Financial Fund Class C:
Six months ended June 30, 2014[d]	$33.97	$–[e,h]	$1.86	$1.86
Year ended December 31, 2013	$26.53	$(0.04)[e]	$8.05	$8.01
Year ended December 31, 2012	$23.06	$0.01[e]	$3.92	$3.93
Year ended December 31, 2011	$28.05	$(0.01)[e]	$(2.78)	$(2.79)
Year ended December 31, 2010	$25.44	$(0.03)[e]	$2.64	$2.61
Year ended December 31, 2009	$17.58	$(0.08)[e]	$7.94	$7.86

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.01)	$–	$–	$(0.01)	$5.44	0.56%	$11,581	1.69%[f]	1.69%[f]	0.44%[f]	22%
$–[h]	$–	$–	$–[h]	$5.42	(2.34)%	$13,973	1.63%	1.63%	(1.23)%	26%
$(0.04)	$–	$–	$(0.04)	$5.55	(0.15)%	$23,673	1.57%	1.57%	(0.60)%	28%
$(0.08)	$–	$–	$(0.08)	$5.60	1.16%	$28,729	1.59%	1.59%	0.64%	27%
$(0.10)	$–	$–	$(0.10)	$5.62	1.10%	$34,572	1.56%	1.56%	1.19%	33%
$(0.13)	$–	$–	$(0.13)	$5.66	2.49%	$40,882	1.58%	1.58%	1.92%	48%

$(0.04)	$–	$–	$(0.04)	$5.49	1.36%	$25,036	0.50%[f]	0.50%[f]	1.63%[f]	22%
$(0.07)	$–	$–	$(0.07)	$5.46	(1.34)%	$25,409	0.47%	0.47%	(0.07)%	26%
$(0.10)	$–	$–	$(0.10)	$5.60	1.11%	$23,999	0.44%	0.44%	0.53%	28%
$(0.14)	$–	$–	$(0.14)	$5.64	2.16%	$3,821	0.60%	0.60%	1.63%	27%
$(0.16)	$–	$–	$(0.16)	$5.66	2.11%	$3,416	0.58%	0.58%	2.17%	33%
$(0.18)	$–	$–	$(0.18)	$5.70	3.44%	$3,032	0.64%	0.64%	2.86%	48%

$– [i]	$–	$–	$– [i]	$1.000	0.03%	$285,127	0.62%[f]	0.03%[f]	0.07%[f]	NA
$–[i]	$–	$–	$–[i]	$1.000	0.04%	$334,405	0.64%	0.09%	0.04%	NA
$–[i]	$–	$–	$–[i]	$1.000	0.04%	$261,244	0.63%	0.16%	0.04%	NA
$–[i]	$–	$–	$–[i]	$1.000	0.03%	$240,424	0.63%	0.12%	0.03%	NA
$–[i]	$–	$–	$–[i]	$1.000	0.02%	$320,687	0.61%	0.21%	0.02%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.28%	$299,642	0.63%	0.47%	0.30%	NA

$–	$–	$–	$–	$41.52	5.92%	$538,010	0.87%[f]	0.87%[f]	0.89%[f]	21%
$(0.19)	$(0.57)	$–	$(0.76)	$39.20	31.45%	$538,410	0.88%	0.88%	0.83%	0%[j]
$(0.33)	$(0.41)	$–	$(0.74)	$30.41	18.15%	$426,149	0.91%	0.91%	0.96%	10%
$(0.47)	$(2.03)	$–	$(2.50)	$26.36	(9.02)%	$377,885	0.91%	0.91%	0.87%	12%
$(0.23)	$–	$–	$(0.23)	$31.76	11.25%	$487,948	0.95%	0.95%	0.79%	2%
$(0.04)	$–	$–	$(0.04)	$28.76	46.02%[k]	$584,626	1.05%	1.05%	0.51%	9%

$–	$–	$–	$–	$34.59	5.39%	$5,300	1.93%[f]	1.93%[f]	(0.17)%[f]	21%
$–	$(0.57)	$–	$(0.57)	$32.82	29.97%	$5,751	1.99%	1.99%	(0.28)%	0%[j]
$–	$(0.41)	$–	$(0.41)	$25.70	16.81%	$5,504	2.09%	2.09%	(0.22)%	10%
$(0.11)	$(2.03)	$–	$(2.14)	$22.35	(10.09)%	$6,483	2.02%	2.02%	(0.24)%	12%
$–	$–	$–	$–	$27.27	10.00%	$11,103	2.07%	2.07%	(0.33)%	2%
$–	$–	$–	$–	$24.79	44.38%[k]	$14,397	2.19%	2.19%	(0.63)%	9%

$–	$–	$–	$–	$35.83	5.48%	$74,015	1.77%[f]	1.77%[f]	(0.01)%[f]	21%
$–	$(0.57)	$–	$(0.57)	$33.97	30.24%	$70,174	1.79%	1.79%	(0.08)%	0%[j]
$(0.05)	$(0.41)	$–	$(0.46)	$26.53	17.04%	$50,844	1.84%	1.84%	0.03%	10%
$(0.17)	$(2.03)	$–	$(2.20)	$23.06	(9.85)%	$52,859	1.81%	1.81%	(0.03)%	12%
$–	$–	$–	$–	$28.05	10.26%	$70,964	1.86%	1.86%	(0.12)%	2%
$–	$–	$–	$–	$25.44	44.71%[k]	$74,530	1.95%	1.95%	(0.39)%	9%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended June 30, 2014[d]	$40.18	$0.21[e]	$2.21	$2.42
Year ended December 31, 2013	$31.15	$0.35[e]	$9.51	$9.86
Year ended December 31, 2012	$27.00	$0.34[e]	$4.62	$4.96
Year ended December 31, 2011	$32.48	$0.30[e]	$(3.22)	$(2.92)
Year ended December 31, 2010	$29.40	$0.25[e]	$3.09	$3.34
Year ended December 31, 2009	$20.16	$0.14[e]	$9.16	$9.30
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2014[d]	$34.53	$0.20[e]	$2.37	$2.57
Year ended December 31, 2013	$27.23	$0.40[e]	$7.30	$7.70
Year ended December 31, 2012	$25.54	$0.44[e]	$1.71	$2.15
Year ended December 31, 2011	$28.08	$0.45[e]	$(2.53)	$(2.08)
Year ended December 31, 2010	$23.70	$0.40[e]	$4.38	$4.78
Year ended December 31, 2009	$16.15	$0.38[e]	$7.58	$7.96
Davis Appreciation & Income Fund Class B:
Six months ended June 30, 2014[d]	$34.15	$0.03[e]	$2.33	$2.36
Year ended December 31, 2013	$26.93	$0.11[e]	$7.22	$7.33
Year ended December 31, 2012	$25.27	$0.19[e]	$1.68	$1.87
Year ended December 31, 2011	$27.78	$0.19[e]	$(2.49)	$(2.30)
Year ended December 31, 2010	$23.44	$0.16[e]	$4.35	$4.51
Year ended December 31, 2009	$15.98	$0.20[e]	$7.49	$7.69
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2014[d]	$34.69	$0.05[e]	$2.38	$2.43
Year ended December 31, 2013	$27.36	$0.15[e]	$7.33	$7.48
Year ended December 31, 2012	$25.67	$0.23[e]	$1.70	$1.93
Year ended December 31, 2011	$28.22	$0.22[e]	$(2.53)	$(2.31)
Year ended December 31, 2010	$23.81	$0.19[e]	$4.42	$4.61
Year ended December 31, 2009	$16.24	$0.23[e]	$7.59	$7.82
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2014[d]	$34.68	$0.22[e]	$2.38	$2.60
Year ended December 31, 2013	$27.34	$0.45[e]	$7.35	$7.80
Year ended December 31, 2012	$25.65	$0.50[e]	$1.71	$2.21
Year ended December 31, 2011	$28.21	$0.51[e]	$(2.55)	$(2.04)
Year ended December 31, 2010	$23.80	$0.44[e]	$4.43	$4.87
Year ended December 31, 2009	$16.22	$0.44[e]	$7.60	$8.04
Davis Real Estate Fund Class A:
Six months ended June 30, 2014[d]	$28.41	$0.28[e]	$4.12	$4.40
Year ended December 31, 2013	$29.25	$0.42[e]	$(0.90)	$(0.48)
Year ended December 31, 2012	$25.31	$0.39[e]	$3.87	$4.26
Year ended December 31, 2011	$23.38	$0.31[e]	$1.94	$2.25
Year ended December 31, 2010	$19.79	$0.30[e]	$3.65	$3.95
Year ended December 31, 2009	$15.29	$0.39[e]	$4.35	$4.74

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$42.60	6.02%	$66,738	0.71%[f]	0.71%[f]	1.05%[f]	21%
$(0.26)	$(0.57)	$–	$(0.83)	$40.18	31.71%	$59,236	0.71%	0.71%	1.00%	0%[j]
$(0.40)	$(0.41)	$–	$(0.81)	$31.15	18.33%	$31,623	0.72%	0.72%	1.15%	10%
$(0.53)	$(2.03)	$–	$(2.56)	$27.00	(8.90)%	$26,607	0.75%	0.75%	1.03%	12%
$(0.26)	$–	$–	$(0.26)	$32.48	11.37%	$20,989	0.86%	0.86%	0.88%	2%
$(0.06)	$–	$–	$(0.06)	$29.40	46.13%[k]	$15,478	0.95%	0.95%	0.61%	9%

$(0.11)	$–	$–	$(0.11)	$36.99	7.45%	$228,318	0.86%[f]	0.86%[f]	1.16%[f]	5%
$(0.40)	$–	$–	$(0.40)	$34.53	28.44%	$211,772	0.93%	0.93%	1.31%	18%
$(0.46)	$–	$–	$(0.46)	$27.23	8.44%	$244,543	0.95%	0.95%	1.64%	11%
$(0.46)	$–	$–	$(0.46)	$25.54	(7.45)%	$269,626	0.93%	0.93%	1.61%	20%
$(0.40)	$–	$–	$(0.40)	$28.08	20.34%	$317,324	0.94%	0.94%	1.58%	20%
$(0.41)	$–	$–	$(0.41)	$23.70	49.68%	$275,411	1.06%	1.06%	1.98%	15%

$(0.03)	$–	$–	$(0.03)	$36.48	6.90%	$5,979	1.87%[f]	1.87%[f]	0.15%[f]	5%
$(0.11)	$–	$–	$(0.11)	$34.15	27.26%	$7,940	1.88%	1.88%	0.36%	18%
$(0.21)	$–	$–	$(0.21)	$26.93	7.39%	$9,710	1.89%	1.89%	0.70%	11%
$(0.21)	$–	$–	$(0.21)	$25.27	(8.31)%	$13,604	1.84%	1.84%	0.70%	20%
$(0.17)	$–	$–	$(0.17)	$27.78	19.31%	$18,850	1.85%	1.85%	0.67%	20%
$(0.23)	$–	$–	$(0.23)	$23.44	48.28%	$19,801	1.99%	1.99%	1.05%	15%

$(0.04)	$–	$–	$(0.04)	$37.08	7.00%	$67,306	1.72%[f]	1.72%[f]	0.30%[f]	5%
$(0.15)	$–	$–	$(0.15)	$34.69	27.40%	$64,616	1.74%	1.74%	0.50%	18%
$(0.24)	$–	$–	$(0.24)	$27.36	7.54%	$60,770	1.75%	1.75%	0.84%	11%
$(0.24)	$–	$–	$(0.24)	$25.67	(8.21)%	$68,768	1.74%	1.74%	0.80%	20%
$(0.20)	$–	$–	$(0.20)	$28.22	19.43%	$85,427	1.76%	1.76%	0.76%	20%
$(0.25)	$–	$–	$(0.25)	$23.81	48.36%	$87,739	1.89%	1.89%	1.15%	15%

$(0.12)	$–	$–	$(0.12)	$37.16	7.52%	$21,585	0.74%[f]	0.74%[f]	1.28%[f]	5%
$(0.46)	$–	$–	$(0.46)	$34.68	28.70%	$20,679	0.75%	0.75%	1.49%	18%
$(0.52)	$–	$–	$(0.52)	$27.34	8.62%	$21,765	0.75%	0.75%	1.84%	11%
$(0.52)	$–	$–	$(0.52)	$25.65	(7.30)%	$25,514	0.74%	0.74%	1.80%	20%
$(0.46)	$–	$–	$(0.46)	$28.21	20.66%	$30,878	0.73%	0.73%	1.79%	20%
$(0.46)	$–	$–	$(0.46)	$23.80	50.05%	$46,112	0.80%	0.80%	2.24%	15%

$(0.11)	$–	$–	$(0.11)	$32.70	15.51%	$187,985	0.96%[f]	0.96%[f]	1.84%[f]	21%
$(0.36)	$–	$–	$(0.36)	$28.41	(1.67)%	$172,531	0.98%	0.98%	1.40%	75%
$(0.32)	$–	$–	$(0.32)	$29.25	16.86%	$206,497	1.01%	1.01%	1.38%	50%
$(0.32)	$–	$–	$(0.32)	$25.31	9.69%	$180,770	1.08%	1.08%	1.26%	68%
$(0.36)	$–	$–	$(0.36)	$23.38	20.09%	$246,372	1.11%	1.11%	1.36%	43%
$(0.24)	$–	$–	$(0.24)	$19.79	31.72%	$233,995	1.35%	1.35%	2.55%	64%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended June 30, 2014[d]	$28.04	$0.10[e]	$4.08	$4.18
Year ended December 31, 2013	$28.86	$0.10[e]	$(0.88)	$(0.78)
Year ended December 31, 2012	$24.98	$0.07[e]	$3.83	$3.90
Year ended December 31, 2011	$23.08	$0.03[e]	$1.91	$1.94
Year ended December 31, 2010	$19.55	$0.08[e]	$3.57	$3.65
Year ended December 31, 2009	$15.13	$0.22[e]	$4.32	$4.54
Davis Real Estate Fund Class C:
Six months ended June 30, 2014[d]	$28.41	$0.14[e]	$4.12	$4.26
Year ended December 31, 2013	$29.25	$0.16[e]	$(0.90)	$(0.74)
Year ended December 31, 2012	$25.31	$0.16[e]	$3.86	$4.02
Year ended December 31, 2011	$23.38	$0.10[e]	$1.95	$2.05
Year ended December 31, 2010	$19.80	$0.12[e]	$3.64	$3.76
Year ended December 31, 2009	$15.32	$0.27[e]	$4.36	$4.63
Davis Real Estate Fund Class Y:
Six months ended June 30, 2014[d]	$28.78	$0.32[e]	$4.18	$4.50
Year ended December 31, 2013	$29.63	$0.49[e]	$(0.91)	$(0.42)
Year ended December 31, 2012	$25.64	$0.46[e]	$3.93	$4.39
Year ended December 31, 2011	$23.69	$0.36[e]	$1.98	$2.34
Year ended December 31, 2010	$20.05	$0.33[e]	$3.75	$4.08
Year ended December 31, 2009	$15.46	$0.46[e]	$4.41	$4.87

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.

[b]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.

[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Unaudited.

[e]	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.03)	$–	$–	$(0.03)	$32.19	14.92%	$2,517	2.05%[f]	2.05%[f]	0.75%[f]	21%
$(0.04)	$–	$–	$(0.04)	$28.04	(2.71)%	$3,041	2.06%	2.06%	0.32%	75%
$(0.02)	$–	$–	$(0.02)	$28.86	15.60%	$4,250	2.11%	2.11%	0.28%	50%
$(0.04)	$–	$–	$(0.04)	$24.98	8.42%	$4,252	2.19%	2.19%	0.15%	68%
$(0.12)	$–	$–	$(0.12)	$23.08	18.73%	$5,645	2.20%	2.20%	0.27%	43%
$(0.12)	$–	$–	$(0.12)	$19.55	30.38%	$6,616	2.46%	2.46%	1.44%	64%

$(0.04)	$–	$–	$(0.04)	$32.63	15.02%	$25,751	1.84%[f]	1.84%[f]	0.96%[f]	21%
$(0.10)	$–	$–	$(0.10)	$28.41	(2.54)%	$24,243	1.85%	1.85%	0.53%	75%
$(0.08)	$–	$–	$(0.08)	$29.25	15.90%	$29,102	1.86%	1.86%	0.53%	50%
$(0.12)	$–	$–	$(0.12)	$25.31	8.80%	$26,408	1.89%	1.89%	0.45%	68%
$(0.18)	$–	$–	$(0.18)	$23.38	19.07%	$30,034	1.92%	1.92%	0.55%	43%
$(0.15)	$–	$–	$(0.15)	$19.80	30.70%	$29,222	2.18%	2.18%	1.72%	64%

$(0.13)	$–	$–	$(0.13)	$33.15	15.66%	$22,364	0.75%[f]	0.75%[f]	2.05%[f]	21%
$(0.43)	$–	$–	$(0.43)	$28.78	(1.45)%	$19,456	0.76%	0.76%	1.62%	75%
$(0.40)	$–	$–	$(0.40)	$29.63	17.14%	$21,868	0.76%	0.76%	1.63%	50%
$(0.39)	$–	$–	$(0.39)	$25.64	9.97%	$18,605	0.79%	0.79%	1.55%	68%
$(0.44)	$–	$–	$(0.44)	$23.69	20.52%	$18,498	0.77%	0.77%	1.70%	43%
$(0.28)	$–	$–	$(0.28)	$20.05	32.37%	$25,947	0.92%	0.92%	2.98%	64%

[f]	Annualized.

[g]
Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which had a material impact on the investment performance, adding approximately 3% to the Fund's total return in 2013 and approximately 2% to the Fund's total return in 2010. The rapid appreciation was an unusual occurrence and such performance may not continue in the future.

[h]	Less than $0.005 per share.

[i]	Less than $0.0005 per share.

[j]	Less than 0.50%.

[k]
Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance, adding approximately 1% to the Fund's total return in 2009. This was a one-time event that is unlikely to be repeated.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process, the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2014 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors (and its affiliates) and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds' shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over the long-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed: (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules and review of breakpoints, if applicable.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund's Class A shares out-performed its benchmark, the Russell 3000® Index, over the one-, three-, and five-year time periods and under-performed over the ten-year time period, all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe and Lipper Category Index over the one-, two-, three-, four-, and five-year time periods and under-performed over the ten-year time period, all ended December 31, 2013. The Independent Directors noted the Fund's performance measured over rolling five- and ten-year time frames versus both the Russell 3000® Index and the performance universe as determined by Lipper. The Fund out-performed both the Russell 3000® Index and the performance universe in 5 of the 10 rolling five-year time frames ended December 31 for each year from 2004 through 2013 and in 3 of the 5 rolling ten-year time frames ended December 31 for each year from 2009 through 2013.

The Independent Directors considered the management fee and the total expense ratio for Davis Opportunity Fund's Class A shares. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund's Class A shares under-performed its benchmark, the Standard & Poor's 500® Index, over the one-, three-, and ten-year time periods and out-performed over the five-year time period, all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe and the Lipper Category Index over the one-, two-, three-, and four-year time periods and out-performed over the five- and ten-year time periods, all ended December 31, 2013. The Fund out-performed the Standard & Poor's 500® Index in 12 of the 18 rolling five-year time frames and the performance universe as determined by Lipper in 11 of the 18 rolling five-year time frames ended December 31 for each year from 1996 through 2013. The Independent Directors noted the Fund's performance when measured over rolling ten-year time frames ended December 31, 2013, versus both the Standard & Poor's 500® Index and the performance universe. The Fund out-performed the Standard & Poor's 500® Index in 10 of the 13 rolling ten-year time period and out-performed the performance universe in 7 of the 13 rolling ten-year time frames ended December 31 for each year from 2001 through 2013.

The Independent Directors considered the management fee and the total expense ratio for Davis Financial Fund's Class A shares. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund's Class A shares under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2014. The Independent Directors noted that recent relative under-performance was negatively impacted by a small number of individual investments. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe over the one-, two-, three-, four-, five-, and ten-year time periods ended December 31, 2013. The Fund out-performed the Lipper Category Index for the two-, three-, four-, and five-year time periods and under-performed over the one- and ten-year time periods, all ended December 31, 2013. The Independent Directors noted that the Fund out-performed both the Wilshire U.S. Real Estate Securities Index and the performance universe as determined by Lipper in 3 of the 15 rolling five-year time frames ended December 31 for each year from 1999 through 2013. The Fund under-performed the Wilshire U.S. Real Estate Securities Index and the performance universe in all of the 10 rolling ten-year time frames ended December 31 for each year from 2004 through 2013.

The Independent Directors considered the management fee and the total expense ratio for Davis Real Estate Fund's Class A shares. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund's Class A shares under-performed its benchmark, the Standard & Poor's 500® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe over the one-, two-, four-, five-, and ten-year time periods and under-performed over the three-year time period, all ended December 31, 2013. The Lipper Report indicated that the Fund out-performed the Lipper Category Index over the  one-, two-, four-, and five-year time periods, under-performed over the three-year time period, and performed in-line during the ten-year period, all ended December 31, 2013. The Fund out-performed the Standard & Poor's 500® Index in 9 of the 17 rolling five-year time frames and the performance universe as determined by Lipper in 10 of the 17 rolling five-year time frames ended December 31 for each year from 1997 through 2013. The Fund out-performed the Standard & Poor's 500® Index in 7 of the 12 rolling ten-year time frames and the performance universe in 10 of the 12 rolling ten-year time frames ended December 31 for each year from 2002 through 2013.

The Independent Directors considered the management fee and the total expense ratio for Davis Appreciation & Income Fund's Class A shares. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund's Class A shares under-performed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index, over the one-, three-, and ten-year time periods and performed in-line over the five-year time period, all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe and Lipper Category Index over the one-, two-, three-, four-, five-, and ten-year time periods ended December 31, 2013. The Fund out-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in the most recent 2 rolling five-year time frames, but under-performed the Index in the 13 prior rolling five-year time frames and the performance universe in 11 of the 15 rolling five-year time frames, all ended December 31 for each year from 1999 through 2013. The Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in all of the 10 rolling ten-year time frames and the performance universe in 8 of the 10 rolling ten-year time frames ended December 31 for each year from 2004 through 2013.

The Independent Directors considered the management fee and the total expense ratio for Davis Government Bond Fund's Class A shares. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

Davis Government Money Market Fund

The Independent Directors noted that Davis Government Money Market Fund's Class A shares out-performed the Lipper Sector average of U.S. Government Money Market Funds over the five- and ten-year time periods and equaled the sector average over the one- and three-year time periods, all ended February 28, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe and the Lipper Category Index over the one-, two-, three-, four-, five-, and ten-year time periods ended December 31, 2013. The Independent Directors reviewed the Fund's performance versus both the Lipper U.S. Government Money Market Funds and Morningstar Taxable Money Market Funds for rolling five- and ten-year time frames ended December 31, 2013.

The Independent Directors considered the contractual advisory fee, noting that it was below the median of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Government Money Market Fund's Class A shares. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2015. The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield. The Independent Directors noted that the Adviser continued to subsidize the Fund's expenses and concluded that the management fee and expenses were reasonable.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS SERIES, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS SERIES INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 8, 2014

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 8, 2014